As filed with the Securities and Exchange Commission on March 6, 2001



                                                              File No. 333-43329
                                                              File No. 811-08581

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
              Pre-Effective Amendment No.__                            [ ]

              Post-Effective Amendment No. 9                           [X]


                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                [ ]


                              Amendment No. 24                         [X]


                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                           (Exact Name of Registrant)

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                               (Name of Depositor)

                               300 Atlantic Street
                               Stamford, CT 06901
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (203) 602-6500

                                James F. Bronsdon
                      Sage Life Assurance of America, Inc.
                               300 Atlantic Street
                               Stamford, CT 06901

               (Name and Address of Agent for Service of Process)

                                    Copy to:
                                   Lynn Stone
                        Blazzard, Grodd & Hasenauer, P.C.
                               943 Post Road East
                               Westport, CT 06880


It is proposed that this filing become effective:


            immediately upon filing pursuant to paragraph (b) of Rule 485;
        ---
            on -------------- pursuant to paragraph (b) of Rule 485;
        ---

         X  60 days after filing pursuant to paragraph (a)(1) of Rule 485;
        ---
            on ____________ pursuant to paragraph (a)(1) of Rule 485;
        ---

            75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
        ---
            on     pursuant to paragraph (a)(2) of Rule 485.
        ---    ---

Title of Securities: Interests in a separate account under flexible payment deferred combination fixed and variable annuity contracts.




                              PROSPECTUS SUPPLEMENT
                                DATED May 1, 2001


                          SUPPLEMENT TO THE PROSPECTUS
                              DATED May 1, 2001 FOR
                 FLEXIBLE PAYMENT DEFERRED COMBINATION FIXED AND
                           VARIABLE ANNUITY CONTRACTS


                                    ISSUED BY


                     THE SAGE VARIABLE ANNUITY ACCOUNT A AND
                      SAGE LIFE ASSURANCE OF AMERICA, INC.

- ------------------------------------------------------------------------------

              YOU SHOULD KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.

         The purpose of this supplement is to add, for a limited time, an investment credit feature to your Contract. This feature applies both to new and existing Contracts.

    For Contracts issued on and after May 1, 2001, we will add 2% of your initial purchase payment that you allocate to the Variable Account to your Variable Account Value on the first Business Day after the end of the Free Look Period ("Ten Day Right to Cancel" period in Minnesota) according to the cover page of your Contract (for purposes of this Prospectus Supplement, we assume you receive your Contract on the Contract Date). For all Contracts, we will add 2% of any additional purchase payment you allocate to the Variable Account, if we receive the payment on or before August 31, 2001. However, transfers to the Variable Account from the Fixed Account are not eligible to receive the investment credit.

         We may, from time to time, add an investment credit of more than 2% (not to exceed 5%) of your initial purchase payment or additional purchase payments allocated to the Variable Account for payments of $1,000,000 or more.

         We will allocate the investment credits on a pro-rata basis to the Variable Sub-Accounts you select in the same ratio as the applicable purchase payment. We fund the investment credits through anticipated profits that are at least in part funded by the fees and charges you pay under the Contracts.

         The investment credit is yours to keep, and we will not recapture the investment credit. We will not count the investment credit as a purchase payment, and therefore, will not assess surrender charges on the investment credit. We reserve the right to cancel the investment credit feature or lower the amount credited at any time and for any reason.



                          PROSPECTUS DATED MAY 1, 2001
                   FLEXIBLE PAYMENT DEFERRED COMBINATION FIXED
                         AND VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                     THE SAGE VARIABLE ANNUITY ACCOUNT A AND
                      SAGE LIFE ASSURANCE OF AMERICA, INC.

Executive Office:
300 Atlantic Street
Stamford, CT  06901

         This Prospectus describes flexible payment deferred combination fixed and variable annuity contracts for individuals and groups offered by Sage Life Assurance of America, Inc. We designed the Contracts for use in your long-term financial and retirement planning. The Contracts provide a means for investing on a tax-deferred basis in our Variable Account and our Fixed Account. You can purchase a Contract by making a minimum initial purchase payment. After purchase, you determine the amount and timing of any additional purchase payments.

         You may allocate purchase payments and transfer Account Value to our Variable Account and/or our Fixed Account within certain limits. The Variable Account has over 30 Sub-Accounts. Through our Fixed Account, you can choose to invest your money in one or more of 7 different Guarantee Periods.

         Each Variable Sub-Account invests in a corresponding Fund of the following Trusts (collectively, the "Trusts"):

            -     AIM Variable Insurance Funds
            -     The Alger American Fund
            -     Liberty Variable Investment Trust
            -     SteinRoe Variable Investment Trust
            -     MFS(R)Variable Insurance Trust(SM)
            -     The Universal Institutional Funds, Inc.
            -     Oppenheimer Variable Account Funds
            -     Sage Life Investment Trust
            -     T. Rowe Price Equity Series, Inc.

         Your Account Value will vary daily with the investment performance of the Variable Sub-Accounts and any interest we credit under our Fixed Account. We do not guarantee any minimum Account Value for amounts you allocate to the Variable Account. We do guarantee principal and a minimum fixed rate of interest for specified periods of time on amounts you allocate to the Fixed Account. However, amounts you withdraw, surrender, transfer, or apply to an income plan from the Fixed Account before the end of an applicable Guarantee Period ordinarily will be subject to a Market Value Adjustment, which may increase or decrease these amounts.

         The Statement of Additional Information contains more information about the Contracts and the Variable Account, is dated the same as this Prospectus, and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. We filed it with the Securities and Exchange Commission. You may obtain a copy of the Statement of Additional Information free of charge by contacting our Customer Service Center, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


     THIS PROSPECTUS INCLUDES BASIC INFORMATION ABOUT THE CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THE TRUST PROSPECTUSES CONTAIN IMPORTANT INFORMATION ABOUT THE FUNDS. WE WILL SEND YOU THE TRUST PROSPECTUSES WITH YOUR CONTRACT. YOUR REGISTERED REPRESENTATIVE CAN PROVIDE THESE PROSPECTUSES TO YOU BEFORE YOU INVEST.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

================================================================================
                                TABLE OF CONTENTS
================================================================================


INDEX OF TERMS........................................................................

HIGHLIGHTS ............................................................................

FEE TABLE.............................................................................

1.     WHAT ARE THE CONTRACTS?........................................................
       Your Options...................................................................
       Transfers.....................................................................

2.     WHAT ARE MY INCOME PAYMENT OPTIONS?...........................................
       Your Choices..................................................................
       Income Payment Amounts........................................................

3.     HOW DO I PURCHASE A CONTRACT?.................................................
       Initial Purchase Payment......................................................
       Issuance of a Contract........................................................
       Free Look Right to Cancel Your Contract.......................................
       Making Additional Purchase Payments...........................................
       When We May Cancel Your Contract..............................................

4.     WHAT ARE MY INVESTMENT OPTIONS?...............................................
       Purchase Payment Allocations..................................................
       Variable Sub-Account Investment Options.......................................
       Fixed Account Investment Options..............................................
       Transfers.....................................................................
       Transfer Programs.............................................................
       Values Under Your Contract....................................................

5.     WHAT ARE THE EXPENSES UNDER A CONTRACT?.......................................
       Surrender Charge..............................................................
       Annual Administration Charge..................................................
       Transfer Charge...............................................................





       Asset-Based Charges...........................................................
       Purchase Payment Tax Charge...................................................
       Optional Benefit Charges......................................................
       Fund Annual Expenses..........................................................
       Additional Information........................................................

6.     HOW WILL MY CONTRACT BE TAXED?................................................
       Introduction..................................................................
       Taxation of Non-Qualified Contracts...........................................
       Taxation of a Qualified Contract..............................................
       Transfers, Assignments, or Exchanges of a Contract............................
       Possible Tax Law Changes......................................................

7.     HOW DO I ACCESS MY MONEY?.....................................................
       Withdrawals...................................................................
       Requesting Payments...........................................................

8.     HOW IS CONTRACT PERFORMANCE PRESENTED?........................................
       Yield.........................................................................
       Total Return..................................................................
       Performance/Comparisons.......................................................

9.     DOES THE CONTRACT HAVE A DEATH BENEFIT?.......................................
       Basic Death Benefit...........................................................
       Owner's Death Before the Income Date..........................................
       Owner's or Annuitant's Death After the Income Date............................
       Accidental Death Benefit......................................................
       Optional Enhanced Death Benefit Rider.........................................
       Proof of Death................................................................

10.    WHAT OTHER INFORMATION SHOULD I KNOW?.........................................
       Parties to the Contract.......................................................
       Separate Accounts.............................................................
       Modification..................................................................
       Distribution of the Contracts.................................................
       Experts.......................................................................
       Legal Proceedings.............................................................
       Reports to Contract Owners....................................................
       Authority to Make Agreements..................................................
       Financial Statements..........................................................

11.    HOW CAN I MAKE INQUIRIES......................................................

12.    ADDITIONAL INFORMATION ABOUT SAGE LIFE ASSURANCE OF AMERICA, INC..............

CONDENSED FINANCIAL INFORMATION......................................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........................

APPENDIX A - MARKET VALUE ADJUSTMENT................................................A-1

APPENDIX B - DOLLAR-COST AVERAGING PROGRAM..........................................B-1

APPENDIX C - CONTRACTS ISSUED BEFORE MAY 1, 2001....................................C-1

APPENDIX D - GUARANTEED MINIMUM INCOME BENEFIT......................................D-1

APPENDIX E - ENHANCED DEATH BENEFIT.................................................E-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                       ii

===============================================================================
                                 INDEX OF TERMS
===============================================================================

         We tried to make this Prospectus as readable and understandable as possible. To help you to understand how the Contract works, we have used certain terms with special meanings. We define these terms below.

         ACCOUNT VALUE -- The Account Value is the entire amount we hold under your Contract during the Accumulation Phase. It equals the sum of your Variable Account Value and Fixed Account Value.

         ACCUMULATION PHASE -- The Accumulation Phase is the period during which you accumulate savings under your Contract.

         ACCUMULATION UNIT -- An Accumulation Unit is the unit of measure we use before the Income Date to keep track of the value of each Variable Sub-Account.

         ANNUITANT -- The Annuitant is the natural person whose age determines the maximum Income Date and the amount and duration of income payments involving life contingencies. The Annuitant may also be the person to whom we will make any payment starting on the Income Date.

         ASSET-BASED   CHARGES  --  The  Asset-Based  Charges  are  charges  for
mortality and expense risks and for administrative costs assessed daily against the assets of the Variable Account.

         BENEFICIARY -- The Beneficiary is the person or persons to whom we pay a death benefit if any Owner dies before the Income Date.

         BUSINESS DAY -- A Business Day is any day the New York Stock Exchange ("NYSE") is open for regular trading exclusive of (i) Federal holidays, (ii) any day on which an emergency exists making the disposal or fair valuation of assets in the Variable Account not reasonably practicable, and (iii) any day on which the Securities and Exchange Commission ("SEC") permits a delay in the disposal or valuation of assets in the Variable Account.

         CONTRACTS -- The Contracts are flexible payment deferred combination fixed and variable annuity contracts. In some jurisdictions, we issue the Contracts directly to individuals. In most jurisdictions, however, the Contracts are only available as a group contract. We issue a group Contract to or on behalf of a group. Individuals who are part of a group to which we issue a Contract receive a certificate that recites substantially all of the provisions of the group Contract. Throughout this Prospectus and unless otherwise stated, the term "Contract" refers to individual Contracts, group Contracts, and certificates for group Contracts.

         CONTRACT ANNIVERSARY -- A Contract Anniversary is each anniversary of the Contract Date.

         CONTRACT DATE -- The Contract Date is the date an individual Contract or a certificate for a group Contract is issued at our Customer Service Center.

         CONTRACT YEAR -- Contract Year is each consecutive twelve-month period beginning on the Contract Date and the anniversaries thereof.

         EXCESS WITHDRAWAL -- An Excess Withdrawal is a withdrawal of Account Value that exceeds the Free Withdrawal Amount.

         EXPIRATION DATE -- The Expiration Date is the last day in a Guarantee Period.

         FIXED ACCOUNT -- The Fixed Account is The Sage Fixed  Interest  Account
A. It is a separate investment account of ours into which you may invest purchase payments or transfer Account Value. In certain states we refer to the Fixed Account as the Interest Account or Interest Separate Account.

         FREE WITHDRAWAL AMOUNT -- A Free Withdrawal Amount is the maximum amount that you can withdraw within a Contract Year during the Accumulation Phase without being subject to a surrender charge.

         FUND -- A Fund is an investment portfolio in which a Variable Sub-Account invests.

         GENERAL ACCOUNT -- An account that consists of all our assets other than those held in any separate investment accounts.

         INCOME DATE -- The Income Date is the date you select for your regular income payments to begin.

         INCOME PHASE -- The Income Phase starts on the Income Date and is the period during which you receive regular income payments.

         INCOME UNIT -- An Income Unit is the unit of measure we use to calculate the amount of income payments under a variable income plan option.

         MARKET VALUE ADJUSTMENT -- A Market Value Adjustment is a positive or negative adjustment that ordinarily applies to a surrender, withdrawal, or transfer, and to amounts applied to an income plan from a Fixed Sub-Account before the end of its Guarantee Period.

         NET ASSET VALUE -- Net Asset Value is the price of one share of a Fund.

         OWNER -- The Owner is the person or persons who owns (or own) a Contract. Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly. In the context of a Contract issued on a group basis, Owners refer to holders of certificates under the group Contract.

         SATISFACTORY NOTICE -- Satisfactory Notice is a notice or request you make or authorize, in a form satisfactory to us, received at our Customer Service Center.

         SURRENDER VALUE -- The Surrender Value is the amount we pay you upon surrender of your Contract before the Income Date. It reflects the calculation of any applicable charge, including the surrender charge and Market Value Adjustment.

         VALUATION PERIOD -- The Valuation Period is the period between one calculation of an Accumulation Unit value and the next calculation.

         VARIABLE ACCOUNT -- The Variable Account is The Sage Variable Annuity Account A. It is a separate investment account of ours into which you may invest purchase payments or transfer Account Value.

         "WE", "US", "OUR", "SAGE LIFE" or the "COMPANY" is Sage Life Assurance of America, Inc.

         "YOU" OR "YOUR" is the Owner of a Contract.

=============================================================================
                                   HIGHLIGHTS

The flexible payment deferred combination fixed and variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company. The Contract provides a means for investing on a tax-deferred basis in our Fixed Account and our Variable Sub-Accounts. The Contract is intended for financial and retirement planning or other long-term investment purposes. When you purchase the Contract you have a choice of an enhanced death benefit and a guaranteed minimum income benefit.

The Contract, as in all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a Surrender Charge of up to 7%. The Income Phase occurs when you begin receiving regular Income Payments from your Contract.

You can choose to receive annuity payments on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable Income Payments will depend upon the investment performance of the Funds you select for the Income Phase. If you choose fixed Income Payments, the amount of the fixed Income Payments are level for the Income Phase.

You have the right to return your Contract to us at our Customer Service Center or to the registered representative who sold it to you, and have us cancel the Contract. You must return the Contract within a certain number of days specified by your state (usually 10) from the date you received the Contract. If you exercise this right, we will cancel your Contract as of the Business Day we receive it. We will send you a refund equal to your Account Value plus any Asset-Based Charges and Purchase Payment Tax Charges we have deducted on or before the date we received the returned Contract. If required by the law of your state, we will refund you the greater of your Account Value plus charges we have deducted or your initial purchase payment, less any withdrawals previously taken. In the states where we are required to return the purchase payment less withdrawals, if you allocated amounts to the Variable Account, we will temporarily allocate those amounts to the Money Market Sub-Account until the Free Look Period ends.


The earnings in your Contract are not taxed until you take money out of your Contract. If you take money out during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment; that portion of the payment is not taxed.

If you need further information about the Contracts, please contact an authorized registered representative or write or call us at our Customer Service Center. The address and telephone number of our Customer Service Center office are shown on the cover of this prospectus.

===============================================================================
                                   FEE TABLE
===============================================================================

         The purpose of this Fee Table is to assist you in understanding the expenses that you will pay directly or indirectly when you invest in the Contract.

TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)......None

Surrender Charge(1) (as a percentage of purchase payments withdrawn or surrendered)


                APPLICABLE              APPLICABLE SURRENDER
               CONTRACT YEAR             CHARGE PERCENTAGE
               -------------             -----------------
                    1                           7%
                    2                           7%
                    3                           6%
                    4                           5%
                    5                           4%
                    6                           3%
                    7                           1%
             8 and thereafter                   0%

Maximum Transfer Charge(2)
     First 12 transfers in a Contract Year..................................$ 0
     After 12th transfer in a Contract Year.................................$25

Annual Administration Charge
     Contract Years 1-7(3)..................................................$40
     After Contract Year 7..................................................$ 0


         In addition, we may deduct the amount of any state and local taxes on purchase payments from your Account Value when we incur such taxes. We reserve the right to defer collection of this charge and deduct it against your Account Value when you surrender your Contract, make an Excess Withdrawal, or apply your Account Value to provide income payments. We refer to this as the Purchase Payment Tax Charge.

VARIABLE ACCOUNT ANNUAL EXPENSES

Asset-Based Charges (deducted daily as percentage of the assets of the Variable Account) (4)


                                                       CONTRACT YEARS
                                                       --------------
                                                       1-7            8+
                                                      -----         -----

 Mortality and Expense Risk Charge                   1.25%         1.10%
 Asset-Based Administrative Charge                   0.15%         0.15%
                                                     -----         -----
 Asset-Based Charges - Total                         1.40%         1.25%


OPTIONAL BENEFIT ANNUAL EXPENSES(deducted monthly as percentage of your Variable and Fixed Account Values)


         Guaranteed Minimum Income Benefit Charge..........................0.20%
         Enhanced Death Benefit Charge(*)..................................0.25%
                                                                           -----

         Total Optional Benefit Annual Charges.............................0.45%

*0.20% for Contracts purchased prior to May 1, 2001.

FUND CHARGES

         The fees and expenses for each of the Funds (as a percentage of net assets) for the year ended December 31, 2000 are shown in the following table. For more information on these fees and expenses, see the prospectuses for the Trusts. Certain figures shown are net of fee waivers or expense reimbursements. We cannot guarantee that these fee waivers or reimbursements will continue.

FUND ANNUAL EXPENSES (as a percentage of average daily net assets of a Fund)

                                                                                                                TOTAL EXPENSES
                                                                                                                  (BEFORE FEE
                                                                                                                  WAIVERS AND
                                                                                                                REIMBURSEMENTS,
                                                               MANAGEMENT                     TOTAL EXPENSES     AS APPLICABLE,
                                                                  FEES       OTHER EXPENSES     (AFTER FEE       AND INCLUDING
                                                               (AFTER FEE        (AFTER         WAIVERS AND    MAXIMUM 12b-1 FEES
                                                                 WAIVER,     REIMBURSEMENT,   REIMBURSEMENTS,    [NOT CURRENTLY
                            FUND                             AS APPLICABLE)  AS APPLICABLE)   AS APPLICABLE)        CHARGED])
                            ----                             --------------  --------------   --------------    -----------------
AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Government Securities Fund.................            0.50%           0.40%           0.90%             N/A
   AIM V.I. Growth and Income Fund.....................            0.61            0.16            0.77              N/A
   AIM V.I. International Equity Fund..................            0.75            0.22            0.97              N/A
   AIM V.I. Value Fund.................................            0.61            0.15            0.76              N/A
THE ALGER AMERICAN FUND:
   Alger American MidCap Growth Portfolio..............            0.80            0.05            0.85              N/A
   Alger American Income and Growth Portfolio..........            0.625           0.075           0.70              N/A
   Alger American Small Capitalization Portfolio.......            0.85            0.05            0.90              N/A
LIBERTY VARIABLE INVESTMENT TRUST:
   Colonial High Yield Securities Fund, Variable
       Series..........................................            0.60(5)         0.20(5)         0.80(5)          1.88%
   Colonial Small Cap Value Fund, Variable Series......            0.80(5)         0.20(5)         1.00(5)          4.46
   Colonial Strategic Income Fund, Variable Series.....            0.65            0.10            0.75              N/A
   Colonial U.S. Growth and Income Fund, Variable
       Series..........................................            0.80            0.08            0.88              N/A
   Liberty All-Star Equity Fund, Variable Series.......            0.80            0.15            0.95              N/A
   Newport Tiger Fund, Variable Series.................            0.90            0.31            1.21              N/A
   Stein Roe Global Utilities Fund, Variable Series....            0.65            0.12            0.77              N/A
STEINROE VARIABLE INVESTMENT TRUST:
   Stein Roe Growth Stock Fund, Variable Series........            0.50            0.17            0.67              N/A
   Stein Roe Balanced Fund, Variable Series............            0.45            0.17            0.62              N/A
MFS(R) VARIABLE INSURANCE TRUST(SM):
   MFS Growth with Income Series.......................            0.75            0.13(6)         0.88(6)           N/A
   MFS High Income Series..............................            0.75(6)         0.16(6)         0.91(6)          0.97
   MFS Research Series.................................            0.75            0.11(6)         0.86(6)           N/A
   MFS Total Return Series.............................            0.75            0.15(6)         0.90(6)           N/A
   MFS Capital Opportunities Series....................            0.75(6)         0.16(6)         0.91(6)          1.02
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
   The Global Equity Portfolio.........................            0.47(7)         0.68(7)         1.15(7)          1.48
   The Mid Cap Value Portfolio.........................            0.43(7)         0.62(7)         1.05(7)          1.37
   The Value Portfolio.................................            0.18(7)         0.67(7)         0.85(7)          1.22
OPPENHEIMER VARIABLE FUNDS:
   Oppenheimer Bond Fund/VA............................            0.72            0.01            0.73              N/A
   Oppenheimer Capital Appreciation Fund/VA............            0.68            0.02            0.70              N/A
   Oppenheimer Small Cap Growth Fund/VA................            0.75            0.59            1.34              N/A


                                                                                                                 TOTAL EXPENSES
                                                                                                                  (BEFORE FEE
                                                                                                                  WAIVERS AND
                                                                                                                REIMBURSEMENTS,
                                                               MANAGEMENT                     TOTAL EXPENSES     AS APPLICABLE),
                                                                  FEES       OTHER EXPENSES     (AFTER FEE       AND INCLUDING
                                                               (AFTER FEE        (AFTER         WAIVERS AND    MAXIMUM 12b-1 FEES
                                                                 WAIVER,     REIMBURSEMENT,   REIMBURSEMENTS,    [NOT CURRENTLY
                            FUND                             AS APPLICABLE)  AS APPLICABLE)   AS APPLICABLE)        CHARGED]
                            ----                             --------------  --------------   --------------   -----------------
SAGE LIFE INVESTMENT TRUST:
   EAFE(R) Equity Index Fund*..........................            0.73(8)         0.17(8)         0.90(8)          1.32
   S&P 500 Equity Index Fund**.........................            0.38(8)         0.17(8)         0.55(8)          0.97
   Money Market Fund...................................            0.48(8)         0.17(8)         0.65(8)          1.07
   Nasdaq-100 Index(R) Fund***.........................            0.80(9)         0.05(9)         0.85(9)          1.15
   All-Cap Growth Fund.................................            0.99(9)         0.11(9)         1.10(9)          1.46
T. ROWE PRICE EQUITY SERIES, INC.:
   T. Rowe Price Equity Income Portfolio...............            0.85(10)        0.00            0.85(10)          N/A
   T. Rowe Price Mid-Cap Growth Portfolio..............            0.85(10)        0.00            0.85(10)          N/A
   T. Rowe Price Personal Strategy Balanced Portfolio..            0.90(10)        0.00            0.90(10)          N/A

- -------------

(1) You may withdraw a portion of your Account Value without incurring a surrender charge. This amount is called the Free Withdrawal Amount and is equal to the greater of (i) 10% of your total purchase payments less all prior withdrawals (including any associated surrender charge and Market Value Adjustment incurred) in that Contract Year, or (ii) cumulative earnings (i.e., the excess of the Account Value on the date of withdrawal over unliquidated purchase payments).

(2)      Currently, we do not assess a transfer charge.

(3) In some states the charge is $30. We waive the Annual Administration Charge if the Account Value is at least $50,000 on the date of deduction.

(4) If you bought your Contract before May 1, 2001, we deduct the Asset-Based Charges on a monthly basis during the Accumulation Phase (see Appendix C). See "What Are The Expenses Under A Contract?"

(5) Without fee waivers and expense reimbursements, the management fees, the other expenses, and total expenses for each of the following Liberty Variable Investment Trust Funds during 1999 would have been:
         Colonial High Yield Securities Fund, Variable Series 0.60%, 1.28%, 1.88%; and Colonial Small Cap Value Fund, Variable Series 0.80%, 3.66% and 4.46%.

(6) Without fee waivers and expense reimbursements, the management fees, the other expenses, and total expenses for each of the following MFS Variable Insurance Trust Funds during 1999 would have been: MFS Capital Opportunity Series 0.75%, 0.27% and 1.02%; and MFS High Income Series 0.75%, 0.22%, and 0.97%. In addition, each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. Each Fund may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing Fund expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Fund. Had these fee reductions been taken into account, "Total Expenses (after fee waivers and reimbursements, as applicable)" would be lower and would equal: MFS Growth with Income Series -- 0.87%; MFS High Income Series -- 0.90%; MFS Research Series -- 0.85%; MFS Total Return Series -- 0.89%; and MFS Capital Opportunities Series -- 0.90%.

(7) Without fee waivers and expense reimbursements, the management fees, the other expenses, and total expenses for each of the following Universal Institutional Funds, Inc. Funds during 1999 would have been:
         Global Equity Portfolio 0.80%, 0.68%, and 1.48%; Mid Cap Value Portfolio 0.75%, 0.62%, and 1.37%; and Value Portfolio 0.55%, 0.67%,
         and 1.22%.

(8) Without fee waivers and expense reimbursements, total expenses for each of the Sage Life Investment Trust funds during 1999 would have been:
         EAFE(R) Equity Index Fund 1.07%; S&P 500 Equity Index Fund 0.72%; and Money Market Fund 0.82%. In addition, a Rule 12b-1 Plan (the "Plan") has been adopted by each Fund, pursuant to which up to 0.25% may be deducted from Fund assets. No Plan payments were made during 1999, and no payments will be made under the plan prior to May 1, 2001.

(9) The expenses of Sage Life Investment Trust's Nasdaq-100 Index(R) Fund and All-Cap Growth Fund are based on the estimated expenses that those Funds expect to incur in their initial fiscal year. Without fee waivers and expense reimbursements, total expenses for the Nasdaq-100 Index(R) Fund during 2000 would be estimated to be 0.90% and total expenses for the All-Cap Growth Fund during 2000 would be estimated to be 1.21%. In addition, a Rule 12b-1 Plan has been adopted by each Fund, pursuant to which up to 0.25% may be deducted from Fund assets. No payments will be made under the Plan prior to May 1, 2001.

(10) For each of the portfolios in the T. Rowe Price Equity Series, management fees include operating expenses.

* The EAFE(R) Index is the exclusive property of Morgan Stanley Capital International ("MSCI"). This Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI.

** S&P 500(R) is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by Sage Advisors, Inc. The S&P 500 Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*** The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations"), and are licensed for use by Sage Advisors, Inc. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITIES WITH RESPECT TO THE PRODUCT.

EXAMPLES

         The purpose of the following examples is to demonstrate the expenses that you would pay on a $1,000 investment in the Variable Account. We calculate the examples based on the fees and charges shown in the tables above, and we assume that the fee waivers and reimbursements shown above will continue. For a more complete description of these expenses, see "What Are The Expenses Under A Contract?" and see the prospectuses for the Trusts. The examples assume that the initial purchase payment is $30,000, and that you have invested all your money in the Variable Account.

         You should not consider the examples a representation of past or future expenses. Actual expenses may be greater or less than those shown. In addition, we do not reflect Purchase Payment Tax Charges. These charges may apply depending on the state where the Contract is sold. You might also incur transfer fees if you make more than twelve transfers in a Contract Year, however, we currently do not assess the Transfer Charge. See "Transfer Charge."

         The assumed 5% annual rate of return is hypothetical. You should not consider it to be a representation of past or future annual returns; both may be greater or less than this assumed rate.


         You would pay the following expenses on a $1,000 initial purchase payment, assuming a 5% annual return on assets and the charges listed in the Fee Table above.

         The first series of examples do not reflect the charges for the optional Guaranteed Minimum Income Benefit ("GMIB") and the optional Enhanced Death Benefit ("EDB"). If these charges were reflected, your expenses would be higher. The second series of examples reflect the GMIB and EDB charges. (If you purchased the Contract prior to May 1, 2001, your expenses would be less than the expenses in the second series of examples if you selected the EDB.)


                                                                                  WITHOUT GMIB AND EDB CHARGES
                                                           1. IF YOU SURRENDER YOUR CONTRACT    2. IF YOU DO NOT SURRENDER
                                                                   AT THE END OF EACH                  CONTRACT OR YOU
                           FUND                                      TIME PERIOD                       ANNUITIZE AT THE
                                                                                                        END OF
                                                                                                     EACH TIME PERIOD
                           ----                                -----------------------              -----------------------
                                                            1  YEAR  3  YEARS  5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS   10 YEARS
                                                            ------  -------  -------  --------  ------  -------  -------  --------
AIM VARIABLE INSURANCE FUNDS:
     AIM V.I. Government Securities Fund .................... $95   $138     $177      $299       $25      $78    $137     $299
     AIM V.I. Growth and Income Fund ........................  94    134      170       282        24       74     130      282
     AIM V.I. International Equity Fund .....................  96    141      181       308        26       81     141      308
     AIM V.I. Value Fund ....................................  93    134      169       281        23       74     129      281
THE ALGER AMERICAN FUND:
     Alger American MidCap Growth Portfolio .................  94    137      174       293        24       77     134      293
     Alger American Income and Growth Portfolio .............  93    132      166       273        23       72     126      273
     Alger American Small Capitalization Portfolio ..........  95    138      177       299        25       78     137      299
LIBERTY VARIABLE INVESTMENT TRUST:
     Colonial High Yield Securities Fund, Variable Series ...  94    135      171       286        24       75     131      286
     Colonial Small Cap Value Fund, Variable Series .........  96    142      183       312        26       82     143      312
     Colonial Strategic Income Fund, Variable Series ........  93    133      168       280        23       73     128      280
     Colonial U.S. Growth and Income Fund, Variable Series ..  95    138      176       296        25       78     136      296
     Liberty All-Star Equity Fund, Variable Series ..........  95    140      180       305        25       80     140      305
     Newport Tiger Fund, Variable Series ....................  98    148      194       339        28       88     154      339
     Stein Roe Global Utilities Fund, Variable Series .......  94    134      170       282        24       74     130      282
STEINROE VARIABLE INVESTMENT TRUST:
     Stein Roe Growth Stock Fund, Variable Series ...........  93    131      164       269        23       71     124      269
     Stein Roe Balanced Fund, Variable Series ...............  92    129      161       263        22       69     121      263
MFS(R) VARIABLE INSURANCE TRUST(SM)
     MFS Growth With Income Series ..........................  95    138      176       296        25       78     136      296
     MFS High Income Series .................................  95    139      177       300        25       79     137      300
     MFS Research Series ....................................  94    137      175       294        24       77     135      294
     MFS Total Return Series ................................  95    138      177       299        25       78     137      299
     MFS Capital Opportunities Series .......................  95    139      177       300        25       79     137      300
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
     The Global Equity Portfolio ............................  97    146      191       331        27       86     151      331
     The Mid Cap Value Portfolio ............................  96    143      185       318        26       83     145      318
     The Value Portfolio ....................................  94    137      174       293        24       77     134      293
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
     Oppenheimer Bond Fund/VA ...............................  93    133      167       277        23       73     127      277
     Oppenheimer Capital Appreciation Fund/VA ...............  93    132      166       273        23       72     126      273
     Oppenheimer Small Cap Growth Fund/VA ...................  99    153      202       356        29       93     162      356
SAGE LIFE INVESTMENT TRUST:
     EAFE(R) Equity Index Fund .............................. $95   $114     $186      $326       $25      $81    $146     $326
     S&P 500 Equity Index Fund ..............................  91    130      166       281        21       70     126      281
     Money Market Fund ......................................  92    140      172       294        22       73     132      294
     Nasdaq-100 Index(R) Fund ...............................  94    140      183       320        24       80     143      320
     All-Cap Growth Fund ....................................  97    148      197       352        27       88     157      352
T. ROWE PRICE EQUITY SERIES, INC.:





     T. Rowe Price Equity Income Portfolio ..................  94    137      174       303        24       77     134      293
     T. Rowe Price Mid-Cap Growth Portfolio .................  94    137      174       303        24       77     134      293
     T. Rowe Price Personal Strategy Balanced Portfolio .....  95    138      177       310        25       78     137      259

                                                                                    WITH GMIB AND EDB CHARGES
                                                           1. IF YOU SURRENDER YOUR CONTRACT    2. IF YOU DO NOT SURRENDER YOUR
                                                               AT THE END OF EACH           CONTRACT OR YOU ANNUITIZE
                           FUND                                   TIME PERIOD                    YOUR CONTRACT AT
                                                                                                     THE END
                                                                                               OF EACH TIME PERIOD
                           ----                               -----------------------      ----------------------------
                                                            1  YEAR  3  YEARS  5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS   10 YEARS
                                                            ------  -------  -------  --------  ------  -------  -------  --------
AIM VARIABLE INSURANCE FUNDS:
     AIM V.I. Government Securities Fund .................... $     $        $         $          $        $      $        $
     AIM V.I. Growth and Income Fund ........................
     AIM V.I. International Equity Fund .....................
     AIM V.I. Value Fund ....................................
THE ALGER AMERICAN FUND:
     Alger American MidCap Growth Portfolio .................
     Alger American Income and Growth Portfolio .............
     Alger American Small Capitalization Portfolio ..........
LIBERTY VARIABLE INVESTMENT TRUST:
     Colonial High Yield Securities Fund, Variable Series ...
     Colonial Small Cap Value Fund, Variable Series .........
     Colonial Strategic Income Fund, Variable Series ........
     Colonial U.S. Growth and Income Fund, Variable
Series.......................................................
     Liberty All-Star Equity Fund, Variable Series ..........
     Newport Tiger Fund, Variable Series ....................
     Stein Roe Global Utilities Fund, Variable Series .......
STEINROE VARIABLE INVESTMENT TRUST:
     Stein Roe Growth Stock Fund, Variable Series ...........
     Stein Roe Balanced Fund, Variable Series ...............
MFS(R) VARIABLE INSURANCE TRUST(SM)
     MFS Growth With Income Series ..........................
     MFS High Income Series .................................
     MFS Research Series ....................................
     MFS Total Return Series ................................
     MFS Capital Opportunities Series .......................

                                                                                     WITH GMIB AND EDB CHARGES
                                                           1. IF YOU SURRENDER YOUR CONTRACT    2. IF YOU DO NOT SURRENDER
                                                                   AT THE END OF EACH                 YOUR CONTRACT OR
                           FUND                                      TIME PERIOD                    ANNUITIZE AT THE END
                                                                                                     OF EACH TIME PERIOD
                           ----                                -----------------------              -----------------------
                                                            1  YEAR  3  YEARS  5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS   10 YEARS
                                                            ------  -------  -------  --------  ------  -------  -------  --------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
     The Global Equity Portfolio ............................
     The Mid Cap Value Portfolio ............................
     The Value Portfolio ....................................
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
     Oppenheimer Bond Fund/VA ...............................
     Oppenheimer Capital Appreciation Fund/VA ...............
     Oppenheimer Small Cap Growth Fund/VA ...................
SAGE LIFE INVESTMENT TRUST:
     EAFE(R) Equity Index Fund ..............................
     S&P 500 Equity Index Fund ..............................
     Money Market Fund ......................................
     Nasdaq-100 Index(R) Fund ...............................
     All-Cap Growth Fund ....................................
T. ROWE PRICE EQUITY SERIES, INC.:
     T. Rowe Price Equity Income Portfolio ..................
     T. Rowe Price Mid-Cap Growth Portfolio .................
     T. Rowe Price Personal Strategy Balanced Portfolio .....

If you bought your Contract before May 1, 2001, see Appendix C for Accumulation Unit Values. If you bought your Contract on or after May 1, 2001, we will include information regarding Accumulation Unit Values in the next prospectus update.


===============================================================================
1.  WHAT ARE THE CONTRACTS?
===============================================================================

         The Contracts are flexible payment deferred combination fixed and variable annuity Contracts. They are designed for use in your long-term financial and retirement planning and provide a means for investing amounts on a tax-deferred basis in our Variable Account and our Fixed Account.

         Under the terms of the Contract, we promise to pay you (or the Annuitant, if the Owner is other than an individual) regular income payments after the Income Date. Until the Income Date, you may make additional purchase payments under the Contract, and will ordinarily not be taxed on increases in the value of your Contract as long as you do not take distributions. When you use the Contract in connection with tax-qualified retirement plans, federal income taxes may be deferred on your purchase payments, as well as on increases in the value of your Contract. However, if you would like to purchase a Contract in connection with a tax-qualified retirement plan, please carefully consider the costs and benefits of the Contract (including income payments) before your purchase since the tax-qualified retirement plan provides for tax-sheltered growth. See "How Will My Contract Be Taxed?" The Contracts may not be available in all states or all markets. Your Contract may differ from the descriptions below because of the requirements of the state where we issued your Contract.
If you purchased your Contract before May 1, 2001, please see Appendix C for certain provisions applicable to your Contract. Generally Contracts purchased after May 1, 2001 will have the provisions described in this Prospectus. However, in certain states the provisions described in Appendix C will continue to apply. Please contact our Customer Service Center to see if these provisions apply to your Contract.

YOUR OPTIONS

         When you make purchase payments, you can allocate those purchase payments to one or more of the subdivisions of the Variable Account, known as "Variable Sub-Accounts." We will invest purchase payments you allocate to a Variable Sub-Account solely in its corresponding Fund. Your Account Value in a Variable Sub-Account will vary according to the investment performance of that Fund. Depending on market conditions, your value in each Variable Sub-Account could increase or decrease. We do not guarantee a minimum value. You bear the risk of investing in the Variable Account. We call the total of the values in the Variable Sub-Accounts the "Variable Account Value."

         You can also allocate purchase payments to our Fixed Account. See "Fixed Account Investment Option." The Fixed Account includes "Fixed Sub-Accounts" to which we credit fixed rates of interest for the Guarantee Periods you select. We call the total of the values in the Fixed Sub-Accounts, the "Fixed Account Value." We currently offer Guarantee Periods with durations of 1, 2, 3, 4, 5, 7, and 10 years. If any amount allocated or transferred remains in a Guarantee Period until the Expiration Date, its value will equal the amount originally allocated or transferred, multiplied, on an annually compounded basis, by its guaranteed interest rate. We will ordinarily apply a Market Value Adjustment to any surrender, withdrawal, transfer, or amount applied to an income plan from a Fixed Sub-Account before its Expiration Date. The Market Value Adjustment may increase or decrease the value of the Fixed Sub-Account (or portion thereof) being surrendered, withdrawn, transferred, or applied to an income plan. See "Market Value Adjustment."

         We also offer you two optional benefits for an additional charge -- the GMIB and EDB. These riders can provide additional benefits that we discuss in "What Are My Income Payment Options" and "Does the Contract Have A Death Benefit."

TRANSFERS

         Subject to certain conditions, you can transfer Account Value three ways:

            -     From one Variable Sub-Account to another Variable Sub-Account;

            -     From a Fixed Sub-Account to a Variable Sub-Account; or

            -     From a Variable Sub-Account to a Fixed Sub-Account.

         We may offer other variable annuity contracts that also invest in the same Funds offered under the Contracts. These contracts may have different charges and they may offer different benefits.

===============================================================================
2.  WHAT ARE MY INCOME PAYMENT OPTIONS?
===============================================================================

YOUR CHOICES

         You have several choices to make concerning your Income Payments. First, you choose the Income Date when you want regular income payments to begin. The Income Date you choose must be on or before the first calendar month following the Annuitant's 95th birthday. We reserve the right to require that your Income Date be at least two years after the Contract Date. Then, you select an income plan from the list below, and indicate whether you want your income payments to be fixed or variable or a combination of fixed and variable. You must give Satisfactory Notice of your choices at least 30 days before the Income Date, and you must have at least $5,000 of Account Value to apply to a variable or fixed income plan.

         On the Income Date, we will use the Account Value under the Contract (adjusted for any Market Value Adjustment, if applicable) to provide income payments. Unless you request otherwise, we will use any Variable Account Value to provide variable income payments, and we will use any Fixed Account Value to provide fixed income payments. If you have not chosen an income plan by the Income Date, a "life annuity with 10 years certain" (described below) will be used.

         The available income plans are:

         - INCOME PLAN 1 -- Life Annuity - You will receive payments for your life.

         - INCOME PLAN 2 -- Life Annuity with 10 or 20 Years Certain - You will receive payments for your life. However, if you die before the end of the guaranteed certain period you select (10 or 20 years), your Beneficiary will receive the payments for the remainder of that period.

         - INCOME PLAN 3 -- Joint and Last Survivor Life Annuity - We will make payments as long as either you or a second person you select (such as your spouse) is alive.

         - INCOME PLAN 4 -- Payments for a Specified Period Certain - You will receive payments for the number of years you select. However, if you die before the end of that period, your Beneficiary will receive the payments for the remainder of the guaranteed certain period.

         - INCOME PLAN 5 -- Annuity Plan - You can use your Account Value to purchase any other income plan we offer at the time you want to begin receiving regular income payments for which you and the Annuitant are eligible.


INCOME PAYMENT AMOUNTS

         We will base your first income payment, whether fixed or variable, on the amount of proceeds applied under the income plan you have selected and on the monthly income rate per $1,000. These rates vary based on the Annuitant's age and sex, and if applicable upon the age and sex of a second person you designate. The monthly income rate per $1,000 we apply will never be lower than the rate shown in your Contract.

         If you told us you want fixed income payments, we guarantee the amount of each income payment, and it remains level throughout the period you selected.

         If you told us you want variable income payments, the amount of each payment will vary according to the investment performance of the Funds you selected.

         VARIABLE INCOME PAYMENTS. To calculate your initial and future variable income payments, we need to make an assumption regarding the investment performance of the Funds you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. Rather than building in our own estimate, we will allow you to tailor your variable income payments to meet your needs by giving you a choice of rates. Currently, you may select either 2.5% or 6%; if you do not select a rate, we will apply the 2.5% rate. (We may offer other rates in the future). The lower the rate, the lower your initial variable income payment, but the better your payments will keep pace with inflation (assuming positive investment performance). Conversely, the higher the rate, the higher your initial variable income payment, but the less likely your payments will keep pace with inflation (assuming net positive investment performance greater than the assumed investment rate.)

         For example, if you select 6%, this means that if the investment performance, after expenses, of your Funds is less than 6%, then the dollar amount of your variable income payment will decrease. Conversely, if the investment performance, after expenses, of your Funds is greater than 6%, then the dollar amount of your income payments will increase.

         Your income payments will be made monthly, unless you choose quarterly, semi-annual or annual payments by giving us Satisfactory Notice at least 30 days before the Income Date. Payments start on the Income Date. Each payment must be at least $100. If any payment would be less than $100, we may change the payment frequency to the next longer interval, but in no event less frequent than annual. Also, if on the Income Date, the Account Value is less than $5,000, we may pay the Surrender Value on that date in one sum.

         OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER - The GMIB is an optional rider that ensures, if you satisfy the rider's conditions, the availability of guaranteed minimum lifetime income payments starting on the Income Date. Regardless of investment experience, this rider guarantees that you will never receive income payments that are less than the GMIB. For a particular Income Plan and frequency of payment, we determine the GMIB by multiplying (a) by (b) where:

         a)       is the Highest Anniversary Value determined on the Income
                  Date; and

         b) is the applicable Monthly Income Payment rate per $1,000 shown in the Income Tables in your Contract Schedule.

         We then compare the GMIB to what we would pay you if you had not elected the GMIB rider. We determine this amount by applying your current Account Value to our then current monthly income rate per $1,000 (the current monthly income rates are generally more favorable than the monthly income rates per $1,000 shown in the Contract to calculate the GMIB). We will pay you the amount that results in higher income payments.

         The Highest Anniversary Value is the greatest anniversary value attained in the following manner. We will calculate an anniversary value for each Contract Anniversary before your Income Date, excluding, however, Contract Anniversaries that come after you attain age 80 or before the effective date of the GMIB rider. An anniversary value for a Contract Anniversary equals:

         -        the Account Value on that Contract Anniversary;
         - increased by the dollar amount of any purchase payments made since that Contract Anniversary; and
         - reduced by the proportion that any withdrawal taken since that anniversary (including applicable surrender charges and Market Value Adjustments) reduced Account Value.

         We show an example of how the GMIB works in Appendix D.

         CONTRACT CONTINUATION OPTION. An Owner's surviving spouse who is eligible to continue the Contract under the Contract Continuation Option, may also be eligible to continue this rider. To do so, the surviving spouse must give our Customer Service Center notice within 30 days of the Business Day we receive proof of the Owner's death. If the spouse is eligible under our then existing rules, we will continue the rider and assess charges based on the spouse's attained age and our then current charges. The rider's effective date for purposes of reviewing Contract Anniversaries to determine the Highest Anniversary Value will be the Business Day the new Owner elects to continue the rider. All of the other terms and conditions of the rider will continue as before.

         WHEN MAY YOU ELECT THE GMIB? You may take income payments using the GMIB on any Contract Anniversary, or the thirty-day period that follows, after
(a) the Contract has been in effect for seven years, and (b) the Annuitant has attained age 60.

         INCOME PLANS AVAILABLE WITH THE GMIB. You may elect to use the GMIB with the following Income Plans in your Contract:

         -        Income Plan 1. Fixed Life Annuity;
         -        Income Plan 2. Fixed Life Annuity with 10 or 20 Years Certain;
                  and
         -        Income Plan 3. Fixed Joint and Last Survivor Annuity.

         You may also elect any other Income Plan we offer on the Income Date for which you and the Annuitant are then eligible and we then make available for use with the GMIB.

         OTHER GMIB TERMS AND CONDITIONS

         -        The GMIB must be purchased at time of application;
         - The Annuitant must be age 80 or younger at the time your Contract is issued;
         - The purchase of the GMIB as an optional benefit is irrevocable and charges for the GMIB will remain in force for as long as your Contract remains in force, or until your Income Date if sooner.

         IMPORTANT CONSIDERATIONS REGARDING THE GMIB. While a GMIB does provide a guaranteed income, a GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS. You should understand the GMIB completely and analyze it thoroughly before you purchase the GMIB.

         - A GMIB does not in any way guarantee the performance of any Fund, or any other investment option under your Contract.
         - Once purchased, the GMIB is irrevocable. This means that before the Income Date if current monthly income payment rates per $1,000 and the investment performance of the Funds are such as would result in higher income payments than would be the case under the GMIB using guaranteed monthly income payment rates, the GMIB charges will still be assessed.
         - The GMIB in no way restricts or limits your rights to take income payments at other times permitted under your Contract -- therefore, you should consider the GMIB as an income payment "floor."
         - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, as well as all other aspects of your Contract.
         -        The GMIB may not be approved in all states.

===============================================================================
3.  HOW DO I PURCHASE A CONTRACT?
===============================================================================

INITIAL PURCHASE PAYMENT

         You may purchase a Contract for use in connection with tax-qualified retirement plans ("Qualified Contracts") or on a non-tax qualified basis ("Non-Qualified Contracts"). To purchase a Contract, you and the Annuitant you select may not be more than 90 years old on the Contract Date. We require a different minimum initial purchase payment depending on whether you are purchasing a Non-Qualified or Qualified Contract, as shown in the following table:


                                               MINIMUM INITIAL
                                               PURCHASE PAYMENT
                                                   REQUIRED


Non-Qualified Contract                              $5,000
Qualified Contract                                  $2,000


ISSUANCE OF A CONTRACT


         Once we receive your initial purchase payment and your application at our Customer Service Center, we will usually issue your Contract within two Business Days. However, if you did not give us all the information we need, we will try to contact you to get the needed information. If we cannot complete the application within five Business Days, we will either send your money back or obtain your permission to keep your money until we receive the necessary information. In some cases we can issue a Contract without receiving a signed application. In those cases, we will send an "Application/Confirmation" form with the issued Contract, and ask you to sign and return it to us to verify the terms of the Contract. Your Contract Date will be the date we issue your Contract at our Customer Service Center.

FREE LOOK RIGHT TO CANCEL YOUR CONTRACT

         During your "Free Look" Period, you may cancel your Contract. The Free Look Period usually ends 10 days after you receive your Contract. Some states may require a longer period. If you decide to cancel your Contract, you must return it to our Customer Service Center or to one of our authorized registered representatives. We will send you a refund equal to your Account Value plus any Asset-Based Charges and Purchase Payment Tax Charges we have deducted on or before the date we receive your returned Contract at our Customer Service Center. If required by the law of your state, we will refund you the greater of your Account Value plus the Asset-Based Charges and Purchase Payment Tax Charges we have deducted or your initial purchase payment, less any withdrawals previously taken. In those latter states where this requirement exists, we will temporarily invest amounts you allocated to the Variable Account to the Money Market Sub-Account until we deem the Free Look Period to end. See "What Are My Investment Options."

MAKING ADDITIONAL PURCHASE PAYMENTS

         You may make additional purchase payments of $250 or more (a lesser minimum amount may apply to Qualified Contracts; contact our Customer Service Center) at any time before the Income Date, subject to the following conditions.

We will accept additional purchase payments as shown in the chart below:

                ========================== =====================================================================
                     CONTRACT TYPE              RESTRICTIONS ON ACCEPTANCE OF ADDITIONAL PURCHASE PAYMENTS
                -------------------------- ---------------------------------------------------------------------
                 Non-Qualified                  Accepted until the earlier of the year in which
                 Contract                       you attain age 90 or the year in which the Annuitant
                                                attains age 90.

                -------------------------- ---------------------------------------------------------------------
                 Qualified                      Accepted until the year in which you attain age 90,
                 Contract                       except for annual contributions to a traditional IRA
                                                which are accepted until the year in which you attain
                                                age 70 1/2.
                ========================== =====================================================================


         You must obtain our prior approval before you make a purchase payment that causes the Account Value of all annuities that you maintain with us to exceed $1,000,000.

         We will credit any purchase payment received after the Contract Date to your Contract as of the Business Day on which we receive it at our Customer Service Center. We will deem purchase payments received on other than a Business Day as received on the next following Business Day.

WHEN WE MAY CANCEL YOUR CONTRACT

         If you have not made a purchase payment for more than two years and your Account Value is less than $2,000 on a Contract Anniversary, we may cancel your Contract and pay you the Surrender Value as though you had surrendered. We will give you written notice at your address of record. However, we will allow you 61 days from the date of that notice to submit an additional purchase payment in an amount sufficient to maintain your Account Value at $2,000 or more. If we have not received the required additional purchase payment by the end of this period, we may cancel your Contract.


==============================================================================
4.  WHAT ARE MY INVESTMENT OPTIONS?
==============================================================================

PURCHASE PAYMENT ALLOCATIONS

         When you apply for a Contract, you specify the percentage of your initial and additional purchase payments to be allocated to each Variable
Sub-Account and/or to each Fixed Sub-Account. You can change the allocation percentages at any time by sending Satisfactory Notice to our Customer Service

Center. The change will apply to all purchase payments we receive on or after the date we receive your request. Purchase payment allocations must be in percentages totaling 100%, and each allocation percentage must be a whole number.

         We may, however, require that an initial purchase payment allocated to a Variable Sub-Account be temporarily invested in the Money Market Sub-Account during the Free Look Period. We will require this if the law of your state requires us to refund your full initial purchase payment less any withdrawals previously taken, should you cancel your Contract during the Free Look Period. At the end of the Free Look Period, if we temporarily allocated your initial purchase payment to the Money Market Sub-Account, we will transfer the value of what is in the Money Market Sub-Account to the Variable Sub-Account(s) you specified in your application. Solely for the purpose of processing this transfer from the Money Market Sub-Account, we will deem the Free Look Period to end 15 days after the Contract Date. This transfer from the Money Market Sub-Account to the Variable Sub-Accounts at the end of the Free Look Period does not count as a transfer for any other purposes under the Contract.

VARIABLE SUB-ACCOUNT INVESTMENT OPTIONS

         The Variable Account has over 30 Sub-Accounts, each investing in a specific Fund. Each of the Funds is either an open-end diversified management investment company or a separate investment portfolio of such a company, and is managed by a registered investment adviser. The Funds, as well as brief descriptions of their investment objectives, are provided below. There is no assurance that these objectives will be met. Not every Fund may be available in every state or in every market.

                          AIM VARIABLE INSURANCE FUNDS

         AIM V.I. GOVERNMENT SECURITIES FUND. This Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government.

         AIM V.I. GROWTH AND INCOME FUND. This Fund's primary objective is growth of capital with a secondary objective of current income.

         AIM V.I. INTERNATIONAL EQUITY FUND. This Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

         AIM V.I. VALUE FUND. This Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

         A I M Advisers, Inc. advises the AIM Variable Insurance Funds.


                             THE ALGER AMERICAN FUND

         ALGER AMERICAN MIDCAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

         ALGER AMERICAN INCOME AND GROWTH PORTFOLIO. This Fund primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation. The Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

         ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO. This Fund seeks long-term appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

         Fred Alger Management, Inc. advises The Alger American Fund.

                        LIBERTY VARIABLE INVESTMENT TRUST

         COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES. This Fund seeks current income and total return by investing primarily in lower rated corporate debt securities (commonly referred to as "junk bonds").

         COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES. This Fund seeks long-term growth by investing primarily in smaller capitalization equity securities.

         COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES. This Fund seeks a high level of current income, as is consistent with prudent risk and maximizing total return, by diversifying investments primarily in U.S. and foreign government and lower rated corporate debt securities.

         COLONIAL U.S. GROWTH AND INCOME FUND, VARIABLE SERIES. This Fund seeks long-term growth and income by investing primarily in large capitalization equity securities. Up to 10% of its assets may be invested in debt securities.

         LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES. This Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.

         NEWPORT TIGER FUND, VARIABLE SERIES. This Fund seeks long-term capital growth by investing primarily in equity securities of companies located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines).

         STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES. This Fund seeks current income and long-term growth of capital by investing primarily in U.S. and foreign securities of utility companies.

         Liberty Advisory Services Corp. provides investment management and advisory services to the Liberty Variable Investment Trust. Colonial Management Associates, Inc. sub-advises the High Yield Securities Fund, the U.S. Growth and Income Fund, the Small Cap Value Fund, and the Strategic Income Fund. Stein Roe & Farnham Incorporated sub-advises the Global Utility Fund. Newport Fund Management, Inc. sub-advises the Tiger Fund. Liberty Asset Management Company sub-advises the All-Star Fund.

                       STEINROE VARIABLE INVESTMENT TRUST

         STEIN ROE GROWTH STOCK FUND. This Fund seeks long-term growth of capital through investment primarily in common stocks.

         STEIN ROE BALANCED FUND. This Fund seeks high total investment return through a changing mix of equities, debt securities, and cash.

         Stein Roe & Farnham Incorporated advises the SteinRoe Variable Investment Trust.

                        MFS(R) VARIABLE INSURANCE TRUST(SM)

         MFS GROWTH WITH INCOME SERIES. This Fund seeks long-term growth of capital and income. The Fund invests, under normal market conditions, at least 65% of its total assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets. While the Fund may invest in companies of any size, the Fund generally focuses on companies with larger market capitalizations that the Fund's adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

         MFS HIGH INCOME SERIES. This Fund seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Fund invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities. Fixed income securities offering the high current income sought by the series generally are lower rated bonds (junk bonds).

         MFS RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income. The Fund invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Fund focuses on companies that the Fund's adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

         MFS TOTAL RETURN SERIES. This Fund primarily seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential. The Fund is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the Fund invests (i) at least 40%, but not more than 75%, of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stocks, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (ii) at least 25% of its net assets in non-convertible fixed income securities.

         MFS CAPITAL OPPORTUNITIES SERIES. This Fund seeks capital appreciation. The Fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The Fund focuses on companies which the Fund's adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

         MFS  Investment  Management(R)  advises the MFS(R)  Variable  Insurance
Trust.

                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

         THE GLOBAL EQUITY PORTFOLIO. This Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers, using an approach that is oriented to the selection of individual stocks that the Fund's investment adviser believes are undervalued.

         THE MID CAP VALUE PORTFOLIO. This Fund seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks of companies with equity capitalizations in the range of companies included in the S&P MidCap 400 Index (currently $500 million to $6 billion).

         THE VALUE PORTFOLIO. This Fund seeks above-average return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities of companies with equity capitalization greater than $2.5 billion that are deemed by the Fund's investment adviser to be relatively undervalued based on the market as a whole, as measured by the S&P 500 Index.

         Morgan Stanley Dean Witter Investment Management, Inc. advises The Global Equity Portfolio. Miller Anderson & Sherrerd, LLP advises The Value Portfolio and The Mid Cap Value Portfolio.

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS

         OPPENHEIMER BOND FUND/VA. This Fund seeks a high level of current income. Secondarily, this Fund seeks capital growth when consistent with its primary objective. The Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities.

         OPPENHEIMER CAPITAL APPRECIATION FUND/VA. This Fund seeks to achieve capital appreciation by investing in securities of well-known, established companies.

         OPPENHEIMER SMALL CAP GROWTH FUND/VA. This Fund seeks capital appreciation. Current income is not an objective. In seeking its investment objective, the Fund invests mainly in securities of "growth type" companies with market capitalizations of less than $1 billion.

         Oppenheimer Funds, Inc. manages Oppenheimer Variable Account Funds.

                           SAGE LIFE INVESTMENT TRUST

         EAFE(R) EQUITY INDEX FUND. This Fund seeks to replicate as closely as possible the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index before the deduction of Fund expenses.

         S&P 500 EQUITY INDEX FUND. This Fund seeks to replicate as closely as possible the performance of the S&P 500 Composite Stock Price Index before the deduction of Fund expenses.

         MONEY MARKET FUND. This Fund seeks to provide high current income consistent with the preservation of capital and liquidity. Although the Fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that the Fund can do so on a continuous basis. An investment in the Money Market Fund is not guaranteed.

         NASDAQ - 100 INDEX(R) FUND. This Fund seeks to provide investment returns that correspond to the performance of the Nasdaq-100 Index(R) before the deduction of Fund expenses. The Nasdaq-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial domestic and international companies listed on the National Market tier of the Nasdaq Stock Market.

         ALL-CAP GROWTH FUND. This Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks.

         Sage Advisors, Inc. is the investment manager to the Sage Life Investment Trust. State Street Global Advisors subadvises the EAFE(R) Equity Index Fund, S&P 500 Equity Index Fund, and Nasdaq-100 Index(R) Fund. Conning Asset Management Company subadvises the Money Market Fund. Eagle Asset Management, Inc. subadvises the All-Cap Growth Fund.

                        T. ROWE PRICE EQUITY SERIES, INC.

         T. ROWE PRICE EQUITY INCOME PORTFOLIO. This Fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

         T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. This Fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings.

         T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO. The Fund seeks to provide the highest total return over time, with an emphasis on both capital growth and income. The Personal Strategy Balanced Portfolio invests in a diversified portfolio of stocks, bonds, and money market securities.

         T. Rowe Price Associates, Inc. provides investment management to the T. Rowe Price Equity Series, Inc.

         The names, investment objectives, and policies of certain Funds may be similar to those of other retail mutual funds which can be purchased outside of a variable insurance product, and that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other retail mutual funds. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other retail mutual fund, even if the other retail mutual fund has the same investment adviser or manager.

         Shares of the Funds may be sold to separate accounts of insurance companies that are not affiliated with us or each other, a practice known as "shared funding." They also may be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners who allocate Account Values to the Variable Account, and owners of other contracts who allocate contract values to one or more other separate accounts investing in any of the Funds. Shares of some of the Funds may also be sold directly to certain qualified pension and retirement plans qualifying under
Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"). As a result, there is a possibility that a material conflict may arise between the interest of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any material conflicts, we will consider what action may be appropriate, including removing a Fund from the Variable Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Trust's prospectus.

         We have entered into agreements with either the investment adviser or distributor for each of the Funds in which the adviser or distributor pays us a fee for administrative services we provide. The fee is ordinarily based upon an annual percentage of up to .25% of the average aggregate net amount we have invested on behalf of the Variable Account and other separate accounts. These percentages differ; some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide.


         More detailed information concerning the investment objectives, policies, and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations is found in the current prospectus for each Trust. You should read the Trusts' prospectuses carefully.

FIXED ACCOUNT INVESTMENT OPTIONS

         Each time you allocate purchase payments or transfer funds to the Fixed Account, we establish a Fixed Sub-Account. We guarantee an interest rate (the "Guaranteed Interest Rate") for each Fixed Sub-Account for a period of time (a "Guarantee Period"). When you make an allocation to the Fixed Sub-Account, we apply the Guaranteed Interest Rate then in effect. We may establish DCA Fixed Sub-Accounts for our Dollar-Cost Averaging Program.

         HOW WE DETERMINE THE GUARANTEED INTEREST RATE. We have no specific formula for establishing the Guaranteed Interest Rates for the different Guarantee Periods. Our determination will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments that we may acquire with the amounts we receive as purchase payments or transfers of Account Value under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities including: securities issued by the U.S. Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. Government; debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investor Services, Inc., Standard & Poor's Corporation, or any other nationally recognized rating service; mortgage-backed securities collateralized by real estate mortgage loans, or securities collateralized by other assets, that are insured or guaranteed by the Federal Home Loan Mortgage Association, the Federal National Mortgage Association, or the Government National Mortgage Association, or that have an investment grade at the time of purchase within the four highest grades described above; other debt instruments; commercial paper; cash or cash equivalents. You will have no direct or indirect interest in these investments, and you do not share in the investment performance of the assets of the Fixed Account. We will also consider other factors in determining the Guaranteed Interest Rates, including regulatory and tax requirements, sales commissions, administrative expenses borne by us, general economic trends, and competitive factors. THE COMPANY'S MANAGEMENT WILL MAKE THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES IT DECLARES. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE INTEREST RATES. HOWEVER, OUR GUARANTEED INTEREST RATES WILL BE AT LEAST 3% PER YEAR. GUARANTEED INTEREST RATES DO NOT DEPEND UPON AND DO NOT REFLECT THE PERFORMANCE OF THE FIXED ACCOUNT.

         GUARANTEE PERIODS. We measure the length of a Guarantee Period from the end of the calendar month in which you allocated or transferred the amount to the Fixed Sub-Account. This means that the Expiration Date of any Guarantee Period will always be the last day of a calendar month. The currently available Guarantee Periods are 1, 2, 3, 4, 5, 7, and 10 years. We may offer different Guarantee Periods in the future. Not all Guarantee Periods may be available in all states. Any Guarantee Period you select cannot be longer than the number of full years remaining until your Income Date.


         We may offer different Guarantee Periods with special Guaranteed Interest Rates for the DCA Fixed Sub-Accounts. In addition, we may offer special Guaranteed Interest Rates for new purchase payments allocated to the Fixed Sub-Accounts.

         We will notify you of your renewal options at least thirty days before each Expiration Date of your Fixed Sub-Accounts. Currently, your options are:

         - Take no action and we will transfer the value of the expiring Fixed Sub-Account to the Fixed Sub-Account with the same Guarantee Period, but not longer than five years or extending beyond the Income Date, as of the day the previous Fixed Sub-Account expires. If such Guarantee Period is not currently available, we will transfer your value to the next shortest Guarantee Period. If there is no shorter Guarantee Period, we will transfer your value to the Money Market Sub-Account.

         - Elect a new Guarantee Period(s) from among those we offer as of the day the previous Fixed Sub-Account expires.

         - Elect to transfer the value of the Fixed Sub-Account to one or more Variable Sub-Accounts.

         Any amounts surrendered, withdrawn, transferred or applied to an income plan other than during the thirty days before the Expiration Date of the Guarantee Period are subject to a Market Value Adjustment with the exception of the following transactions:

         - Transfers from DCA Fixed Sub-Accounts made automatically under our Dollar Cost Averaging Program, and

         - Withdrawals of earned interest made automatically under our Systematic Partial Withdrawal Program.

         We currently waive any Market Value Adjustment on withdrawals you take to satisfy IRS minimum distribution requirements.

         MARKET VALUE ADJUSTMENT. A Market Value Adjustment reflects the change in interest rates since we established a Fixed Sub-Account. It compares: (l) the current Index Rate for a period equal to the time remaining in the Guarantee Period, and (2) the Index Rate at the time we established the Fixed Sub-Account for a period equal to the Guarantee Period.

         Ordinarily:

         - If the current Index Rate for a period equal to the time remaining in the Guarantee Period is higher than the applicable Index Rate at the time we established the Fixed Sub-Account, the Market Value Adjustment will be negative.

         - If the current Index Rate for a period equal to the time remaining in the Guarantee Period is lower than the applicable Index Rate at the time we established the Fixed Sub-Account, the Market Value Adjustment will be positive.

         We will apply a Market Value Adjustment as follows:

         - For a surrender, withdrawal, transfer, or amount applied to an income plan, we will calculate the Market Value Adjustment on the total amount (including any applicable surrender charge) that must be surrendered, withdrawn, transferred or applied to an income plan to provide the amount requested.

         - If the Market Value Adjustment is negative, it reduces any remaining value in the Fixed Sub-Account, or amount of Surrender Value. Any remaining Market Value Adjustment then reduces the amount withdrawn, transferred, or applied to an income plan.

         - If the Market Value Adjustment is positive, it increases any remaining value in the Fixed Sub-Account. In the case of surrender, or if you withdraw, transfer or apply to an income plan, the full amount of the Fixed Sub-Account, the Market Value Adjustment increases the amount surrendered, withdrawn, transferred, or applied to an income plan.

         A Market Value Adjustment will not be applied to any amounts payable upon death or cancellation during the Free Look Period.

         We will compute the Market Value Adjustment by multiplying the factor below by the total amount (including any applicable surrender charge) that must be surrendered, withdrawn, transferred, or applied to an income plan from the Fixed Sub-Account to provide the amount you requested.

                                                N/365
                             [(1+I)/(1+J+.0025)]       - 1

         Where

                  I is the Index Rate for a maturity equal to the Fixed Sub-Account's Guarantee Period at the time we established the Sub-Account;

                  J is the Index Rate for a maturity equal to the time remaining (rounded up to the next full year) in the Fixed Sub-Account's Guarantee Period at the time of calculation; and

                  N is the remaining number of days in the Guarantee Period at the time of calculation.

         We currently base the Index Rate for a calendar week on the reported rate for the preceding calendar week. We reserve the right to set it less frequently than weekly but in no event less often than monthly. If there is no Index Rate for the maturity needed to calculate I or J, we will use straight-line interpolation between the Index Rate for the next highest and next lowest maturities to determine that Index Rate. If the maturity is one year or less, we will use the Index Rate for a one-year maturity.

         In Maryland, state insurance law requires that the Market Value Adjustment be computed by multiplying the amount being surrendered, withdrawn, transferred, or applied to an income plan, by the greater of the factor above and the following factor: [(1.03)/(l+K)]((G-N)/365) - 1, where N is as defined above, K equals the Guaranteed Interest Rate for the Guarantee Period, and G equals the initial number of days in the Guarantee Period. In the state of Washington, we will not assess the Market Value Adjustment because of state insurance law requirements. Because of these requirements, not all Guarantee Periods are available. Contact our Customer Service Center for available Guarantee Periods.

         Examples of how the Market Value Adjustment works are shown in Appendix A.

TRANSFERS

         Before the Income Date and while the Annuitant is living, you may transfer Account Value from and among the Variable and Fixed Sub-Accounts at any time, subject to certain conditions. However, in certain states, your right to transfer Account Value is restricted until the Free Look Period ends. See "What Are My Investment Options?" The minimum amount of Account Value that you may transfer from a Sub-Account is $100, or, if less, the entire remaining Account Value held in that Sub-Account. If a transfer would reduce the Account Value remaining in a Sub-Account below $100, we will treat your transfer request as a request to transfer the entire amount.

         You must give us Satisfactory Notice of the Sub-Accounts from which and to which we are to make the transfers. Otherwise, we will not transfer your Account Value. A transfer from a Fixed Sub-Account ordinarily will be subject to a Market Value Adjustment. There is currently no limit on the number of transfers from and among the Sub-Accounts.

         A transfer ordinarily takes effect on the Business Day we receive Satisfactory Notice at our Customer Service Center. We will deem requests received on other than a Business Day as received on the next following Business Day. We may, however, defer transfers to, from, and among the Variable Sub-Accounts under the same conditions that we may delay paying proceeds.

         In addition, we reserve the right to restrict transfers:

         - if any of the Variable Sub-Accounts that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Sub-Account invests; or

         - if the transfer results in more than one trade involving the same Sub-Account with a 30-day period; or

         -        if the  transfer  would  adversely  affect  Accumulation  Unit
                  Values (which may occur if the transfer would affect one percent or more of the relevant Fund's total assets).

         We reserve the right to impose a transfer charge of up to $25 on each transfer in a Contract Year in excess of twelve, and to limit, upon notice, the maximum number of transfers you may make per calendar month or per Contract Year. For purposes of assessing any transfer charge, we will consider each transfer request to be one transfer, regardless of the number of Sub-Accounts affected by the transfer.

         After the Income Date, you must have our prior consent to transfer value from the Fixed Account to the Variable Account or from the Variable Account to the Fixed Account. A Market Value Adjustment ordinarily will apply to transfers from the Fixed Account. We reserve the right to limit the number of transfers among the Variable Sub-Accounts to one transfer per Contract Year after the Income Date.

         TELEPHONE TRANSACTIONS. You may request transfers or withdrawals by telephone. (We reserve the right to discontinue permitting withdrawals by telephone.) We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To request transfers or withdrawals by telephone, you must elect the option on our authorization form. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to follow our procedures properly. These procedures include: (a) asking you or your authorized representative to provide certain identifying information; (b) tape recording all such conversations; and (c) sending you a confirmation statement after all such telephone transactions.

         We also have a form to allow you to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, we will treat such power as a durable power of attorney. The Owner's subsequent incapacity, disability, or incompetency will not affect the power of attorney. We may cease to honor the power by sending written notice to you at your last known address. Neither we nor any person acting on our behalf shall be subject to liability for any act done in good faith reliance upon your power of attorney.

         INTERNET TRANSACTIONS. In addition to telephone transactions, we permit transfers via the Internet. We will send Owners information about our website and transactions that may be made through it. We will use reasonable procedures to confirm that instructions communicated by the Internet are genuine. We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to follow our procedures. These procedures include: (a) asking for your social security number and personal identification number (generally provided at Contract delivery) when you access our website to make a transaction; (b) sending you a confirmation statement (by U.S. Mail or internet, according to instructions you provided to us) after all such transactions; and
(c) posting a Contract transaction history on our website which you may access at any time.

         THIRD PARTY TRANSFERS. As a general rule and as a convenience to you, we allow a third party the right to make transfers on your behalf. However, when the same third party possesses the right to make transfers on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the Funds, can result in higher costs to Owners, and are ordinarily not compatible with the long-range goals of purchasers of the Contracts. We believe that such simultaneous transfers made by third parties are not in the best interest of all shareholders of the Funds. The managements of the Funds share this position.

         Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by Owners or third parties holding the right to make transfers on behalf of multiple parties, we may refuse to honor third party transfers and have instituted or will institute procedures to ensure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. However, our procedures will not prevent you from making your own transfer requests.

TRANSFER PROGRAMS

         DOLLAR-COST AVERAGING PROGRAM. Our optional dollar-cost averaging program permits you to systematically transfer (monthly, or as frequently as we allow), a set dollar amount from the Money Market Sub-Account to any combination of Variable Sub-Accounts. We also allow dollar-cost averaging from DCA Fixed Sub-Accounts.

         The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of Accumulation Units is high. However, you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when high. Dollar-cost averaging does not assure a profit or protect against a loss. Because interest continues to be earned on the balance in the Money Market Sub-Account or a DCA Fixed Sub-Account, the amounts we transfer will vary slightly from month to month. An example of how our dollar-cost averaging program works is shown in Appendix B.

         You may elect to participate in the dollar-cost averaging program at any time before the Income Date by sending us Satisfactory Notice. The minimum transfer amount is $100 from the Money Market Sub-Account or from a DCA Fixed Sub-Account. We will make all dollar-cost averaging transfers on the day of each month that corresponds to your Contract Date. If that date is not a Business Day, we will make the transfer on the next following Business Day. If you want to dollar-cost average from more than one DCA Fixed Sub-Account at the same time, restrictions may apply.

         Once elected, dollar-cost averaging remains in effect until:

            -    the Income Date;

            -    you surrender the Contract;

            - the value of the Sub-Account from which transfers are being made is depleted; or

            -    you cancel the program by written request.

         If you cancel dollar-cost averaging from a DCA Fixed Sub-Account before the end of the selected Guarantee Period, we reserve the right to treat this request as a transfer request and transfer any proceeds that remain to a Fixed Sub-Account that has the duration you request, and we ordinarily will assess a Market Value Adjustment on the amount canceled. You can request changes by writing us at our Customer Service Center. There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge. We reserve the right to discontinue offering this program at any time and for any reason, and we reserve the right to restrict dollar-cost averaging into the Money Market Sub-Account. Dollar-cost averaging is not available while you are participating in the systematic partial withdrawal program.

         We may also permit you to periodically transfer earnings (sweep) from the Fixed Sub-Accounts to the Variable Sub-Accounts.

         ASSET ALLOCATION PROGRAM. An optional Asset Allocation Program is available if you do not wish to make your own investment decisions. This investment planning tool is designed to find an asset mix that attempts to achieve the highest expected return based upon your tolerance for risk, and consistent with your needs and objectives.

         If you participate in the asset allocation program, we will automatically allocate all initial and additional purchase payments among the Variable Sub-Accounts indicated by the model you select. The models do not include allocations to the Fixed Account. Although you may only use one model at a time, you may change your selection as your tolerance for risk, and/or your needs and objectives change. Bear in mind, the use of an asset allocation model does not guarantee investment results. You may use a questionnaire that is offered to determine the model that best meets your risk tolerance and time horizons.

         Because each Variable Sub-Account performs differently over time, your portfolio mix may vary from its initial allocations. We will automatically rebalance your Fund mix quarterly to bring your portfolio back to its original allocation percentages.

         From time to time the models are reviewed. It may be found that allocation percentages within a particular model, or even some of the Variable Sub-Accounts within a particular model, need to be changed. You will be sent a notice at least 30 days before any such change is made, and you will be given an opportunity NOT to make the change.

         If you participate in the asset allocation program, the transfers made under the program are not taken into account in determining any transfer charge. There is no additional charge for this program, and you may discontinue your participation in this program by contacting our Customer Service Center. We reserve the right to cancel the asset allocation program at any time and for any reason.

     AUTOMATIC PORTFOLIO REBALANCING PROGRAM. Once you allocate your money among the Variable Sub-Accounts, the investment performance of each Variable Sub-Account may cause your allocation to shift. Before the Income Date, you may instruct us to automatically rebalance (on a calendar quarter, semi-annual or annual basis) Variable Account Value to return to your original allocation percentages. Your request will be effective on the Business Day on which we receive your request at our Customer Service Center. We will deem requests received on other than a Business Day as received on the next following Business Day. Your allocation percentages must be in whole percentages. You may start and stop automatic portfolio rebalancing at any time and make changes to your allocation percentages by written request. There is no additional charge for using this program. A transfer under this program is not a transfer for purposes of assessing any transfer charge. We reserve the right to discontinue offering this program at any time and for any reason. We do not include any money allocated to the Fixed Account in the rebalancing.

VALUES UNDER YOUR CONTRACT

         ACCOUNT VALUE. The Account Value is the entire amount we hold under your Contract for you. The Account Value serves as a starting point for calculating certain values under your Contract. It equals the sum of your Variable Account Value and your Fixed Account Value. We first determine your Account Value on the Contract Date, and after that, on each Business Day. The Account Value will vary to reflect:

            - the performance of the Variable Sub-Accounts you have selected;

            -     interest credited on amounts you allocated to the Fixed
                  Account;

            -     any additional purchase payments; and

            -     charges, transfers, withdrawals, and surrenders.

         Your Account Value may be more or less than purchase payments you made.

         SURRENDER VALUE. The Surrender Value on a Business Day before the Income Date is the Account Value, plus or minus any applicable Market Value Adjustment, reduced by any applicable surrender charge that would be deducted if your Contract were surrendered that day, less any applicable annual administration charge and any applicable Purchase Payment Tax Charge.

         VARIABLE ACCOUNT VALUE. On any Business Day, the Variable Account Value equals the sum of the values in each Variable Sub-Account. The value in each Variable Sub-Account equals the number of Accumulation Units attributable to that Variable Sub-Account multiplied by the Accumulation Unit value for that Variable Sub-Account on that Business Day. When you allocate a purchase payment or transfer Account Value to a Variable Sub-Account, we credit your Contract with Accumulation Units in that Variable Sub-Account. We determine the number of Accumulation Units by dividing the dollar amount allocated or transferred to the Variable Sub-Account by the Sub-Account's Accumulation Unit value for that Business Day. Similarly, when you transfer, withdraw, or surrender an amount from a Variable Sub-Account, we cancel Accumulation Units in that Variable Sub-Account. We determine the number of Accumulation Units canceled by dividing the dollar amount you transferred, withdrew, or surrendered by the Variable Sub-Account's Accumulation Unit value for that Business Day.

         ACCUMULATION UNIT VALUE. Accumulation Unit Value varies to reflect the investment experience of the underlying Fund, and may increase or decrease from one Business Day to the next. We arbitrarily set the Accumulation Unit value for each Variable Sub-Account at $10 when we established the Sub-Account. For each Valuation Period after the date of establishment, we determine the Accumulation Unit value by multiplying the Accumulation Unit value for a Sub-Account for the prior Valuation Period by the net investment factor for the Variable Sub-Account for the Valuation Period.

         NET INVESTMENT FACTOR. The net investment factor is an index we use to measure the investment performance of a Variable Sub-Account from one Valuation Period to the next during the Accumulation Phase. We determine the net investment factor for any Valuation Period by dividing (a) by (b)and subtracting
(c) where:

        (a)    is the net result of:

               (1)  the Net  Asset  Value  of the  Fund in  which  the  Variable
               Sub-Account   invests  determined  at  the  end  of  the  current
               Valuation Period; PLUS

               (2) the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Variable Sub-Account if the "ex-dividend" date occurs during the current Valuation Period; PLUS OR MINUS

               (3) a per share charge or credit for any taxes reserved for, which we determine to have resulted from the operations of the Variable Sub-Account; and

        (b) is the Net Asset Value of the Fund in which the Variable Sub-Account invests determined at the end of the immediately preceding Valuation Period.

        (c)    is the daily Asset-Based Charges.

         The net investment factor may be more or less than, or equal to, one.

         FIXED ACCOUNT VALUE. The Fixed Account Value is the sum of the Fixed Account Value in each Fixed Sub-Account (including a DCA Fixed Sub-Account) on any particular day. The value in each Fixed Sub-Account equals:

         - the portion of the purchase payment(s) allocated or amount transferred to the Sub-Account; PLUS

         -        interest at the Guaranteed Interest Rate; MINUS

         -        any transfers from the Sub-Account; MINUS

         - any withdrawals (including any associated surrender charges) from the Sub-Account; and MINUS

         -        any charges allocated to the Sub-Account.

We also adjust the Fixed Sub-Account Value for any Market Value Adjustment, the value of which could be positive or negative.

==============================================================================
5.  WHAT ARE THE EXPENSES UNDER A CONTRACT?
==============================================================================

         We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts.

SERVICES AND BENEFITS WE PROVIDE INCLUDE:

         - the ability of Owners to make transfers, withdrawals and surrenders under the Contracts;

         -        the death benefit paid on the death of the Owner;

         - the available investment options, including dollar-cost averaging, asset allocation, automatic portfolio rebalancing, IRA partial withdrawal programs, and systematic partial withdrawal programs;

         - administration of the income plans available under the Contracts; and

         -        the distribution of various reports to Owners.

COSTS AND EXPENSES WE INCUR INCLUDE:

         - those related to various overhead and other expenses associated with providing the services and benefits guaranteed by the Contracts;

         -        sales and marketing expenses; and

         -        other costs of doing business.

RISKS WE ASSUME INCLUDE:

         - the risks that Annuitants may live longer than we estimated when we established the monthly income rates per $1,000 under the Contracts;

         - that the amount of the death benefit will be greater than Account Value; and

         - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

         We may also deduct a charge for taxes.  See "Fee Table."

         We may realize a profit or loss on one or more of the charges. We may use any such profits for any corporate purpose, including, among other things, the payment of sales expenses.

         Unless we otherwise specify, we will deduct charges proportionately from all Variable Sub-Accounts and Fixed Sub-Accounts in which you are invested.

         We may reduce or eliminate charges under the Contracts when sales result in savings, reduction of expenses and/or risks to the Company. Generally, we will make such reductions or eliminations based on the following factors:

         -        the size of the group;

         - the total amount of purchase payments to be received from the group;

         -        the purposes for which the Contracts are purchased;

         -        the nature of the group for which the Contracts are purchased;
                  and

         - any other circumstances that could reduce Contract costs and expenses.

         We may also sell the Contracts with lower or no charges to a person who is an officer, director or employee of Sage Life or of certain affiliates, distributors, or service providers of ours. Reductions or eliminations in Contract charges will not be unfairly discriminatory against any person. Please contact our Customer Service Center for more information about these cost reductions and eliminations.

SURRENDER CHARGE

         If you make an Excess Withdrawal or surrender your Contract during the first seven Contract Years, we may deduct a surrender charge calculated as a percentage of the amount of purchase payment(s) withdrawn or surrendered. The applicable percentage is 7% in the first Contract Year, and declines until it reaches 0% in the eighth Contract Year.

         If you surrender your Contract, we deduct the surrender charge from the Account Value in determining the Surrender Value. If you take an Excess Withdrawal, we deduct the surrender charge from your Account Value remaining after we pay you the amount requested. We include any surrender charge we assess in the calculation of any applicable Market Value Adjustment for withdrawals from the Fixed Account. Each year you may withdraw a "Free Withdrawal Amount" without incurring a surrender charge. For a table of surrender charges and a description of the Free Withdrawal Amount, see the "Fee Table."

         The amount you request from a Sub-Account may not exceed the value of that Sub-Account less any applicable surrender charge.

         EXAMPLE OF CALCULATION OF SURRENDER CHARGE. Assume the applicable surrender charge is 7%, you have requested a withdrawal of $1,000, and no Market Value Adjustment is applicable. Your initial purchase payment was $5,000, your current Account Value is $5,250, and you made no prior withdrawals during that Contract Year. Your Free Withdrawal Amount is the greater of (a) or (b), where:

       (a) is the excess of 10% of the total purchase payments over 100% of all prior withdrawals (including any associated surrender charge and Market Value Adjustment incurred) in that Contract Year (10% x $5,000 = $500); and

       (b) is the excess of the Account Value on the date of withdrawal over the unliquidated purchase payments ($5,250 - $5,000 = $250).

Therefore, the Free Withdrawal Amount is $500. A surrender charge will apply to the excess of $1,000 over $500. The surrender charge equals $35 (7% x $500).

         WAIVER OF SURRENDER CHARGE. We will not deduct a surrender charge if, at the time we receive your request for a withdrawal or a surrender, we have also received due proof that you (or the Annuitant, if the Owner is not an individual) have a "Qualifying Terminal Illness" or have been confined continuously to a "Qualifying Hospital or Nursing Care Facility" for at least 45 days in a 60 day period.

We define "Qualifying Terminal Illness" and "Qualifying Hospital or Nursing Care Facility" in your Contract.

ANNUAL ADMINISTRATION CHARGE

         We will deduct an annual administration charge of $40 for the first seven Contract Years (i) on each Contract Anniversary, and (ii) on the day of any surrender if the surrender is not on the Contract Anniversary. We will waive this charge on and after the eighth Contract Anniversary, or if the Account Value is at least $50,000 when we would have otherwise deducted the annual administration charge. In some states, the charge is $30, and in some states it is deducted only from your Account Value in the Variable Sub-Accounts. We may, from time to time, eliminate this charge for the first Contract Year.

TRANSFER CHARGE

         We currently do not deduct this charge. However, we reserve the right to deduct a transfer charge of up to $25 for the 13th and each subsequent transfer during a Contract Year. The charge is at cost with no profit to us. For the purpose of assessing the transfer charge, we consider each written or telephone request to be one transfer, regardless of the number of Sub-Accounts affected by the transfer. In the event that the transfer charge becomes applicable, we will deduct it proportionately from the Sub-Accounts from which you made the transfer. Transfers made in connection with the dollar-cost averaging, asset allocation, and automatic portfolio rebalancing programs will not count as transfers for purposes of assessing this charge.

ASSET-BASED CHARGES

         We assess Asset-Based Charges against your Contract for assuming mortality and expense risks and administrative costs. We deduct Asset-Based Charges on a daily basis and calculate the charges as a percentage of the assets of the Variable Account on the date of deduction. We deduct the Asset-Based Charges from the Variable Sub-Accounts in which you are invested. If you bought your Contract prior to May 1, 2001, see Appendix C for information related to Asset-Based Charges. The maximum charges are:



                                                                        COMBINED
                                                                  ASSET-BASED CHARGES
                                                                  -------------------

                                                               ANNUAL             DAILY
                                                               CHARGE             CHARGE
                                                               ------             ------
                    Contract Years 1-7                          1.40%            .0038626%
                    Contract Years 8+                           1.25%            .0034462%


        These charges do not apply to any Fixed Account Value.



PURCHASE PAYMENT TAX CHARGE

     We will deduct any state or local premium tax that we incur from your Account Value. We reserve the right to defer the collection of this charge and deduct it against your Account Value when you surrender your Contract or begin receiving regular income payments. This tax charge currently ranges from 0% to 3.0% depending upon the state or locality.

OPTIONAL BENEFIT CHARGES

         Guaranteed Minimum Income Benefit. If you purchase the optional Guaranteed Minimum Income Benefit, we will deduct an additional charge equal on an annual basis to 0.20% of your Account Value on the date of deduction during the Accumulation Phase. We calculate this charge as a percentage of your Account Value on the date of deduction, and deduct it proportionately from the Fixed and Variable Sub-Accounts in which you are invested. Charges are deducted on your Contract Date and monthly thereafter. These charges will continue while your Contract is in force unless (a) you apply all of your Account Value to an Income Plan, (b) the death benefit is paid or has begun to be paid, or (c) the Covered Person dies and an eligible surviving spouse chooses not to continue this rider even though he or she continues the Contract.

         Enhanced Death Benefit. If you purchase the optional Enhanced Death Benefit, we will deduct an additional charge equal on an annual basis to .25% (0.20% for Contracts purchased prior to May 1, 2001) of your Account Value on the date of deduction during the Accumulation Phase. We deduct it proportionately from the Fixed and Variable Sub-Accounts in which you are invested. Charges are deducted on your Contract Date and monthly thereafter. These charges will continue while your Contract is in force unless (a) you apply the Account Value to an Income Plan, (b) the death benefit is paid or has begun to be paid, or (c) the Covered Person dies and an eligible surviving spouse chooses not to continue this rider even though he or she continues the Contract.

FUND ANNUAL EXPENSES

         Because the Variable Account purchases shares of the various Funds you choose, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by those Funds. A table of each Fund's management fees and other expenses can be found in the front of this Prospectus in the Fee Table. For a description of each Fund's expenses, management fees, and other expenses, see the Trusts' prospectuses.

ADDITIONAL INFORMATION

         The Contracts are sold by broker-dealers through registered representatives of such broker-dealers who are also appointed and licensed as insurance agents of Sage Life. See "Distribution of the Contracts." These broker-dealers receive commissions for selling Contracts calculated as a percentage of purchase payments (up to a maximum of 6.25%). You do not pay these commissions. We do. Broker-dealers who meet certain productivity and profitability standards may be eligible for additional compensation.

==============================================================================
6.  HOW WILL MY CONTRACT BE TAXED?
==============================================================================

THIS DISCUSSION IS NOT INTENDED AS TAX ADVICE. PLEASE CONSULT COUNSEL OR OTHER COMPETENT TAX ADVISERS FOR MORE COMPLETE INFORMATION.

INTRODUCTION

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract.

         When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract.

TAXATION OF NON-QUALIFIED CONTRACTS

         NON-NATURAL PERSON. A Non-Qualified Contract that is owned by a non-natural person (such as a corporation or a trust) is generally not treated as an annuity contract for tax purposes. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser. The discussion in this section assumes that the Contract is owned by a natural person.

         WITHDRAWALS AND SURRENDERS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income only to the extent it exceeds the Owner's investment in the Contract.

         SPECIAL NOTE ON WITHDRAWALS. Please read the following carefully and consult with your tax adviser on these and other possible tax consequences before making a withdrawal.

              - It is possible that a positive Market Value Adjustment at the time of a withdrawal may be treated as part of the Account Value immediately before the distribution.

              - We understand that it is the position of the Internal Revenue Service that when withdrawals (other than income payments) are taken from the cash value of an income payout option, such as that offered by this Prospectus under the term certain option

                  (Income Plan 4. See "What Are My Income Payment Options?"), then all amounts received by the taxpayer are taxable at ordinary income rates as amounts "not received as an annuity." In addition, such amounts are taxable to the recipient without regard to the owner's investment in the contract or any investment gain which might be present in the current annuity value. For example, under this view, an Owner with a cash value of $100,000 seeking to obtain $20,000 of the cash value immediately after annuitization under a term certain payout, would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, such as those under age 59 1/2, additional tax penalties may also apply. This adverse tax result means that Owners of Non-Qualified Contracts should consider carefully the tax implications of any withdrawal requests and their need for Contract funds prior to the exercise of this right.

         PENALTY TAX ON CERTAIN WITHDRAWALS. If you make a withdrawal from or surrender a Non-Qualified Contract, you may be subject to a federal tax penalty equal to ten percent of the amount treated as income. However, there usually is no penalty on distributions that are:

              -   made on or after the taxpayer reaches age 59 1/2;

              -   made on or after the death of an Owner;

              -   attributable to the taxpayer's becoming disabled; or

              - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

         Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

         INCOME PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each income payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income payments, as determined when income payments start. Once your investment in the contract has been fully recovered, however, the full amount of each income payment is subject to tax as ordinary income.

         TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

         WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

         MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

         FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF A QUALIFIED CONTRACT

         Qualified Contracts are subject to some of the same tax rules as Non-Qualified Contracts, but there are a number of significant differences. Some of these differences and other important rules are highlighted here and in the Statement of Additional Information, but please keep in mind that this discussion provides only general information about the tax consequences of Qualified Contracts, and Owners, Annuitants, and Beneficiaries should consult their tax advisors for more specific information.

         TYPES OF QUALIFIED CONTRACTS. A Qualified Contract can be used in connection with the following types of retirement plans:

              -   Individual   Retirement  Annuity  (IRA)  --  permits  eligible
                  individuals  to  make   non-deductible  or  deductible  annual
                  contributions of up to $2,000.

              - SIMPLE IRA -- permits certain small employers to establish a plan allowing employees to make annual pre-tax contributions of up to $6,000, with an employer contribution or match.

              - Roth IRA -- allows eligible individuals to make after-tax contributions of up to $2,000, with no tax on qualifying distributions.

         The form of the Qualified Contract and its IRA rider have been approved by the IRS for use as an IRA. IRS approval does not relate to the merits of the IRA as an investment.

         CONTRIBUTIONS AND DISTRIBUTIONS. Annual contributions to Qualified Contracts are limited by tax rules and the terms of the retirement plans. For IRAs and SIMPLE IRAs, minimum distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs do not require distributions while the Owner is alive. Upon the Owner's death, minimum distributions are required from IRAs, SIMPLE IRAs, and Roth IRAs. Penalty taxes may apply to distributions made before age 59 1/2 and to certain early distributions from Roth IRAs. See "Qualified Contracts" in the Statement of Additional Information for more information on contributions and distributions.

         Distributions  from  Qualified   Contracts  generally  are  subject  to
withholding for the Owner's federal income tax liability. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

         TERMS OF THE PLAN. Your rights under a Qualified Contract are also subject to the terms of the retirement plan itself, although we will not be bound by the terms of the plan if they contradict the Qualified Contract.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

         A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed in this prospectus. An owner contemplating any such transfer, assignment or exchange, should consult a tax adviser as to the tax consequences.

POSSIBLE TAX LAW CHANGES

         Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

==============================================================================
7.  HOW DO I ACCESS MY MONEY?
==============================================================================

         You can partially withdraw from or surrender your Contract. When you surrender your Contract, you can take the proceeds in a single sum, or you can request that we pay the proceeds over a period of time under one of our income plans. See "What Are My Income Payment Options?"

WITHDRAWALS

         You may withdraw all or part of your Surrender Value at any time before the Income Date while the Annuitant is still living. (If you have elected the "payments for a specified period certain" income plan option, you may request a full or partial withdrawal after the Income Date; otherwise, no withdrawals are permitted after the Income Date.) There may be adverse tax consequences if you make a withdrawal from or surrender your Contract. Also, there may be adverse tax consequences if you make a partial withdrawal during the Income Phase. See "How Will My Contract Be Taxed?" You may make your withdrawal request in writing or by telephone. See "Requesting Payments." Any withdrawal must be at least $100. If a withdrawal request would reduce your Account Value remaining in a Sub-Account below $250, we will treat the withdrawal request as a request to withdraw the entire amount. We will pay you the withdrawal amount in one sum. Under certain circumstances, we may delay this payment. See "Requesting Payments."

       When you request a withdrawal, you can direct how we deduct the withdrawal from your Account Value. If you provide no directions, we will deduct the withdrawal from your Account Value in the Sub-Accounts on a pro-rata basis.

         A partial withdrawal will reduce your death benefit proportionately by the amount your withdrawal (including any applicable surrender charge and Market Value Adjustment) reduces Account Value and may be subject to federal income tax. See "What Are The Expenses Under A Contract?" "How Will My Contract Be Taxed?" and "Does The Contract Have A Death Benefit?"

         Please note that if your requested withdrawal would reduce your Account Value below $2,000, we reserve the right to treat the request as a withdrawal of only the excess over $2,000.

         SYSTEMATIC PARTIAL WITHDRAWAL PROGRAM. The systematic partial withdrawal program provides automatic monthly, quarterly, semi-annual, or annual payments to you from the amounts you have accumulated in the Sub-Accounts. You select the day we take withdrawals. If you do not select a day, we will use the day of each month that corresponds to your Contract Date. If that date is not a Business Day, we will use the next following Business Day. The minimum payment is $100. You can elect to withdraw either earnings in a prior period (for example, prior month for monthly withdrawals or prior quarter for quarterly withdrawals) or a specified dollar amount.

       - If you elect earnings, we will deduct the withdrawals from the Sub-Accounts in which you are invested on a pro-rata basis.

       - If you elect a specified dollar amount, we will deduct the withdrawals from the Sub-Accounts in which you are invested on a pro-rata basis unless you tell us otherwise. Any amount in excess of the Free Withdrawal Amount may be subject to a surrender charge. See "Surrender Charge." Also, any amount in excess of interest earned on a Fixed Sub-Account in the prior period ordinarily will be subject to a Market Value Adjustment. See "Market Value Adjustment."

         You may participate in the systematic partial withdrawal program at any time before the Income Date by providing Satisfactory Notice. Once we receive your request, the program will begin and will remain in effect until your Account Value drops to zero. You may cancel or make changes in the program at any time by providing us with Satisfactory Notice. We do not deduct any other charges for this program. We reserve the right to discontinue the systematic partial withdrawal program at any time and for any reason. Systematic partial withdrawals are not available while you are participating in the dollar-cost averaging program.

         IRA PARTIAL WITHDRAWAL PROGRAM. If your Contract is an IRA Contract (other than a Roth IRA Contract) and you will attain age 70 1/2 in the current calendar year, distributions may be made to satisfy requirements imposed by federal tax law. An IRA partial withdrawal provides payout of amounts required to be distributed by the IRS rules governing mandatory distributions under qualified plans. We will send a notice before distributions must commence, and you may elect this program at that time, or at a later date. You are, however, ultimately responsible for determining that IRA distributions comply with applicable tax code rules.

         You may not elect the IRA Partial Withdrawal program while you are participating in the systematic partial withdrawal program. You may take IRA partial withdrawals on a monthly, quarterly, semi-annual, or annual basis. We require a minimum withdrawal of $100. You select the day we make the withdrawals. If you do not elect a day, we will use the day of each month that corresponds to your Contract Date.

REQUESTING PAYMENTS

         You must provide us with Satisfactory Notice of your request for payment. We will ordinarily pay any death benefit, withdrawal, or surrender proceeds within seven days after receipt at our Customer Service Center of all the requirements for payment. We will determine the amount as of the Business Day our Customer Service Center receives all requirements.

         We may delay making a payment, applying Account Value to an income plan, or processing a transfer request if:

       - the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

       - the SEC, by order, permits postponement of payment to protect our Owners.

         We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Fixed Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request, if permitted by state law.

         If we defer payment 30 days or more, the amount deferred will earn interest at a rate not less than the minimum required in the jurisdiction in which we delivered the Contract.

==============================================================================
8.  HOW IS CONTRACT PERFORMANCE PRESENTED?
==============================================================================

         We may advertise or include in sales literature yields, effective yields, and total returns for the Variable Sub-Accounts. Effective yields and total returns for the Variable Sub-Accounts are based on the investment performance of the corresponding Funds. WE BASE THESE FIGURES ON HISTORICAL PERFORMANCE, AND THEY DO NOT INDICATE OR PROJECT FUTURE RESULTS. We may also advertise or include in sales literature a Variable Sub-Account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.

YIELD

         The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. We calculate the yield by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period. We calculate the effective yield similarly but, when annualized, the income earned by an investment in the Money Market Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         The yield of a Variable Sub-Account (except the Money Market Sub-Account) refers to the annualized income generated by an investment in the Variable Sub-Account over a specified 30-day or one-month period. We calculate the yield by assuming that the income generated by the investment during that 30-day or one-month period is generated over a 12-month period.

TOTAL RETURN

    The total return of a Variable Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Variable Sub-Account for the stated times. Average annual total return of a Variable Sub-Account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a Variable Sub-Account for the specified period. Standard average annual total return reflects all historical investment results for the Variable Sub-Account, less all charges and deductions applied against the Variable Sub-Account, including any surrender charge that would apply if you surrendered your Contract at the end of each period indicated, but excluding any deductions for purchase payment tax charges. Standard total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the Variable Sub-Account if any of those periods are not available. We show standard performance that reflects no charges for the optional benefits. As described under "What Are the Expenses under a Contract - Asset-Based Charges," and Appendix C, as of May 1, 2001, we are changing the way we calculate Asset-Based Charges, which is a component of performance calculations. We will now calculate performance information for all periods as if the new methodology for calculating Asset-Based Charges had in been in effect from inception.


     "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions will not include any Contract charges. In addition, we may from time to time disclose average annual total return for non-standard periods and cumulative total return for a Variable Sub-Account.

     In addition, performance may be shown for the periods commencing from the inception date of the Fund, which date may precede the date the Variable Sub-Account first invested in the Fund. These figures should not be interpreted to reflect actual historical performance of the Variable Sub-Account.

PERFORMANCE/COMPARISONS

         We may, from time to time, also disclose yield, standard total returns, and non-standard total returns for the Funds. We may also disclose yield, standard total returns, and non-standard total returns of funds or other accounts managed by the Adviser or Subadviser with investment objectives similar to those of the Funds, and Variable Sub-Account performance based on that performance data. We will accompany non-standard performance with standard performance.

         In advertising and sales literature, we may compare the performance of each Variable Sub-Account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Variable Sub-Accounts. Advertising and sales literature may also compare the performance of a Variable Sub-Account to the S&P 500 Composite Stock Price Index, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deduction for the expense of operating or managing an investment portfolio. Other independent ranking services and indexes may also be used as a source of performance comparison. We may also report other information, including the effect of tax-deferred compounding on a Variable Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. We may also report hypothetical performance illustrations.

==============================================================================
9.  DOES THE CONTRACT HAVE A DEATH BENEFIT?
==============================================================================

         Your Contract provides two different types of death benefits for your Beneficiary if you die before the Income Date. There is the basic death benefit and the accidental death benefit.

         BASIC DEATH BENEFIT. If any Owner dies before the Income Date, we will pay the Beneficiary (or the surviving joint Owner in the case of joint Owners) the greatest of:

         - the Account Value determined as of the Business Day we receive proof of death (if proof of death is received on other than a Business Day, we will deem the proof as received on the next following Business Day);

         - 100% of the sum of all purchase payments made under the Contract, reduced proportionately by the amount that any prior withdrawal (including any associated surrender charge and Market Value Adjustment incurred) reduced Account Value; or

         -    the highest anniversary value (the "Highest Anniversary Value").

         The Highest Anniversary Value is the greatest anniversary value attained in the following manner. When we receive proof of death, we will calculate an anniversary value for each Contract Anniversary prior to the date of the Owner's death, but not beyond the Owner's attained age 80. An anniversary value for a Contract Anniversary equals:

         (1)    the Account Value on that Contract Anniversary;

         (2) increased by the dollar amount of any purchase payments made since the Contract Anniversary; and

         (3) reduced proportionately by any withdrawals (including any associated surrender charge and Market Value Adjustment incurred) taken since that Contract Anniversary. (By proportionately, we take the percentage by which the withdrawal decreases the Account Value and we reduce the sum of (1) and (2) by that percentage.)

         If there are multiple Owners, we will use the age of the oldest Owner to determine the applicable death benefit. If there is an Owner who is not a natural person (that is, an individual), we will treat the Annuitant as an Owner for the purpose of determining when an Owner dies and the Annuitant's age will determine the death benefit payable to the Beneficiary in the event of such Annuitant's death. We will consider any rider benefits payable upon death of the Owner (or Annuitant, if no natural Owner) part of the death benefit.

OWNER'S DEATH BEFORE THE INCOME DATE

         If an Owner dies before the Income Date, the Beneficiary has up to five years from the Owner's date of death to request that the death benefit be paid in one lump sum. If the Beneficiary elects the lump sum and we pay it, the Contract will terminate, and we will have no further obligations under the Contract. Alternatively, the Beneficiary may provide us with Satisfactory Notice and request that the Contract continue, in which case we will continue the Contract subject to the following conditions:

         (1) If there are joint Owners, the surviving Owner becomes the new Owner. Otherwise, the Beneficiary becomes the new Owner.

         (2) Unless the new Owner otherwise tells us, we will allocate any excess of the Death Benefit over the Account Value to and among the Variable and Fixed Accounts in proportion to their values as of the date on which we determine the death benefit. We will establish a new Fixed Sub-Account for any allocation to the Fixed Account based on the Guarantee Period the new Owner then elects.

         However, certain distribution rules will apply to the continued Contract. If the sole new Owner is not the deceased Owner's spouse, we must distribute the entire interest in the Contract either: (i) over the life of the new Owner, but not extending beyond the life expectancy of the new Owner, with distributions beginning within one year of the prior Owner's death; or (ii) within five years of the deceased Owner's death. These distributions, if from the Fixed Account, are subject to our Market Value Adjustment rules. In addition, no additional purchase payments may be applied to the Contract.

         Alternatively, if the sole new Owner is the deceased Owner's spouse, the Contract will continue with the surviving spouse as the new Owner. The

Account Value will be the Death Benefit that otherwise would be paid in a lump sum as of the Business Day we receive proof of death, and the surviving spouse may make additional purchase payments under the Contract. The surviving spouse may name a new Beneficiary. If no Beneficiary is named, the surviving spouse's estate will be the Beneficiary. Upon the death of the surviving spouse, the death benefit will equal the Account Value as of the Business Day we receive proof of the spouse's death. We will distribute the entire interest in the Contract to the new Beneficiary in accordance with the provisions that apply in the case when the new Owner is not the surviving spouse.

         If there is more than one Beneficiary, the distribution provisions will apply independently to each Beneficiary.

         If no Owner of the Contract is an individual, we will treat the death of any Annuitant under the Contract as the death of an Owner.

         In all events, for Non-Qualified Contracts we will make death benefit distributions in accordance with section 72(s) of the Code, or any applicable successor provision. Other rules may apply to a Qualified Contract.


OWNER'S OR ANNUITANT'S DEATH AFTER THE INCOME DATE

         If any Owner dies on or after the Income Date, but before the time we have distributed the entire interest in the Contract, we will distribute the remaining portion at least as rapidly as under the method of distribution being used as of the date of the Owner's death.

         If the Annuitant dies on or after the Income Date and income payments are based on a plan providing for payments for a guaranteed period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant or the Beneficiary.

         ACCIDENTAL DEATH BENEFIT. Under certain circumstances, if the Owner dies before the Income Date, we will provide an additional death benefit called the accidental death benefit. This additional benefit will equal:

           -      the purchase payments made; MINUS

           - any withdrawals (including any associated surrender charge and Market Value Adjustment incurred),

           each determined as of the date of the Owner's death (or the next Business Day if the Owner dies on other than a Business Day), up to a maximum of $250,000.

To qualify for this benefit, the Owner's death must occur:

           (1) before the first Contract Anniversary after the Owner attains age 80; and

           (2) as a direct result of accidental bodily injury, independent of all other causes.

         If there is no Owner who is a natural person (that is, an individual), we will treat the Annuitant as Owner and use the Annuitant's age for purposes of determining whether the accidental death benefit is payable.


         Further, all the terms and conditions described in the Contract must be satisfied, including the requirement that we receive satisfactory proof of accidental death at our Customer Service Center within 30 days after an accidental death or as soon thereafter as reasonably possible. We will pay the accidental death benefit to the Beneficiary or the person entitled to receive the death benefit under the Contract, after receipt of satisfactory proof of accidental death. The deceased Owner's spouse may continue the Contact (and this benefit) according to the terms set forth in the Contract and accidental death benefit rider.

         We terminate the accidental death benefit provision:

         - when we pay the benefit after the death of the surviving spouse;

         - when you surrender the Contract or apply the entire Account Value to an income plan;


         - when we distribute the interest in the Contract due to the death of an Owner; or

         -        when you request termination of the benefit.

OPTIONAL ENHANCED DEATH BENEFIT RIDER

         You may enhance the Contract's basic death benefit by purchasing the optional Enhanced Death Benefit rider. The Enhanced Death Benefit rider may provide an additional death benefit if the Owner dies before the Income Date (or the Annuitant, if the Owner is not a natural person). We determine the Enhanced Death Benefit on the Business Day we receive proof of death by subtracting (b) from (a), and then multiplying by (c), where:

         a)       is your Account Value on the date of calculation;

         b)       is the Net Purchase Amount; and

         c) is the Benefit Rate (40.0% for issue ages 69 and under, and 25.0% for issue ages 70 through 79).

         On the Contract Date, the Net Purchase Amount is equal to your Initial Purchase Payment. Thereafter, the Net Purchase Amount is increased by any additional purchase payments you make; and is reduced in proportion to the reduction in Account Value that results from withdrawals you make.


         The Enhanced Death Benefit will not exceed the Maximum Benefit Amount as shown in your Contract Schedule. The Maximum Benefit Amount is guaranteed not to be less than 250% of your Net Purchase Amount times the benefit rate.

         We will pay the Enhanced Death Benefit to your Beneficiary or surviving joint Owner upon receipt of written proof of death. PLEASE NOTE THAT IF YOUR ACCOUNT VALUE HAS DECLINED SUCH THAT IT IS LESS THAN THE NET PURCHASE AMOUNT, NO ENHANCED DEATH BENEFIT WILL BE PAYABLE.

         We show examples of the Enhanced Death Benefit in Appendix E.


     CONTRACT CONTINUATION OPTION. An Owner's surviving spouse who is eligible to continue the Contract under the Contract Continuation Option, may also be eligible to continue this rider. To do so, the surviving spouse must give our Customer Service Center notice within 30 days of the Business Day we receive proof of the Owner's death. If the spouse is eligible under our then existing rules, we will continue the rider based on our then current charges for the new Owner's attained age. The rider's effective date for purposes of calculating the Net Purchase Amount will be the Business Day the new Owner elects to continue the rider. On this date the Net Purchase Amount will be equal to the Account Value. After that, the Net Purchase Amount will be increased by any additional purchase payments the new Owner makes, and will be reduced in proportion to the reduction in Account Value that results from withdrawals the new Owner makes. All of the other terms and conditions of the rider will continue as before.

         OTHER ENHANCED DEATH BENEFIT TERMS AND CONDITIONS.

            - You can only purchase the Enhanced Death Benefit at time of application;

            - You must be age 79 or younger at the time the Contract is issued;

            - If you purchase the Enhanced Death Benefit as an optional benefit it is irrevocable and charges for it will remain in force during the Accumulation Phase (unless not renewed by a surviving spouse who continues the Contract under the Contract Continuation Option).

         IMPORTANT CONSIDERATIONS REGARDING THE ENHANCED DEATH BENEFIT OPTION.

            - The Enhanced Death Benefit rider does not guarantee that any amounts under the rider will become payable upon death. Market declines resulting in your Account Value at death being less than the Net Purchase Amount will result in no Enhanced Death Benefit being payable.

            - Once purchased, the Enhanced Death Benefit is irrevocable. This means that even if the investment performance of the Funds are such as would result in a basic death benefit that is sufficient for your needs, the Enhanced Death Benefit charges will still be assessed.

            - Please take advantage of the guidance of a qualified financial adviser in evaluating the Enhanced Death Benefit option, as well as all other aspects of the Contract.

            - The Enhanced Death Benefit option is not available for IRA and Roth IRA contracts.

            -     The Enhanced Death Benefit may not be available in all states.



PROOF OF DEATH

         We must receive satisfactory proof of death at our Customer Service Center before we will pay any death benefit. We will accept one of the following items:

            1.    An original certified copy of an official death certificate;
                  or

            2. An original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

            3.    Any other proof satisfactory to us.


==============================================================================
10.  WHAT OTHER INFORMATION SHOULD I KNOW?
==============================================================================

PARTIES TO THE CONTRACT

THE OWNER - You are the Owner of the Contract. You have the rights and options described in the Contract, including but not limited to the right to receive the income payments beginning on the Income Date. One or more people may own the Contract as joint Owners.

THE ANNUITANT - Unless another Annuitant is named, you are also the Annuitant. You may name a Contingent Annuitant to become the Annuitant should the Annuitant die before the Income Date. You will be the Contingent Annuitant unless you name someone else. If there are joint Owners, we will treat the youngest Owner as the Contingent Annuitant, unless you elect otherwise.


If you are not the Annuitant and the Annuitant dies before the Income Date, the Contingent Annuitant becomes the Annuitant. If the Annuitant dies and no

Contingent Annuitant has been named, we will allow you sixty days to designate someone other than yourself as Annuitant.

THE BENEFICIARY - We pay the death benefit to the primary Beneficiary (unless there are joint Owners in which case proceeds are payable to the surviving Owner). If the primary Beneficiary dies before the Owner, the death benefit is paid to the Contingent Beneficiary, if any. If there is no surviving Beneficiary, we pay the death benefit to the Owner's estate.

One or more persons may be named as primary Beneficiary or Contingent Beneficiary. We will assume any death benefit is to be paid in equal shares to the multiple surviving Beneficiaries unless you specify otherwise.

You have the right to change Beneficiaries. However, if you designate the primary Beneficiary as irrevocable, you may need the consent of that irrevocable Beneficiary to exercise the rights and options under the Contract.

CHANGE OF OWNER, BENEFICIARY OR ANNUITANT - During your lifetime and while the Contract is in force you can transfer ownership of the Contract, or change the Beneficiary, or change the Annuitant. (However, the Annuitant cannot be changed if no Owner is an individual and cannot be changed after the Income Date.) To make any of these changes, you must send us Satisfactory Notice. If accepted, any change in Owner, Beneficiary or Annuitant takes effect on the date you signed the notice. Any of these changes will not affect any payment made or action taken by us before our acceptance. A change of Owner may be a taxable event and may also affect the amount of death benefit payable under the Contract.

SEPARATE ACCOUNTS

         THE SAGE VARIABLE ANNUITY ACCOUNT A. We established the Variable Account as a separate investment account under Delaware law on December 3, 1997. The Variable Account may invest in mutual funds, unit investment trusts, and other investment portfolios. We own the assets in the Variable Account and are obligated to pay all benefits under the Contracts. We use the Variable Account to support the Contracts as well as for other purposes permitted by law. We registered the Variable Account with the SEC as a unit investment trust under the 1940 Act and it qualifies as a "separate account" within the meaning of the federal securities laws. Such registration does not involve any supervision by the SEC of the management of the Variable Account or Sage Life.

         We divided the Variable Account into Variable Sub-Accounts, each of which currently invests in shares of a specific Fund of AIM Variable Insurance Funds, The Alger American Fund, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, MFS(R) Variable Investment Trust(SM), The Universal Institutional Funds, Inc., Oppenheimer Variable Account Funds, Sage Life Investment Trust, and T. Rowe Price Equity Series, Inc. Variable Sub-Accounts buy and redeem Fund shares at net asset value without any sales charge. We reinvest any dividends from net investment income and distributions from realized gains from security transactions of a Fund at net asset value in shares of the same Fund. Income, gains and losses, realized or unrealized, of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Sage Life. Assets equal to the reserves and other Contract liabilities with respect to the Variable Account are not chargeable with liabilities arising out of any other business or account of Sage Life. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account.

         VOTING OF FUND SHARES. We are the legal owner of shares held by the Variable Sub-Accounts and as such, have the right to vote on all matters submitted to shareholders of the Funds. However, as required by law, we will vote shares held in the Variable Sub-Accounts at regular and special meetings of shareholders of the Funds according to instructions received from Owners with Account Value in the Variable Sub-Accounts. To obtain your voting instructions before a Fund shareholder meeting, we will send you voting instruction materials, a voting instruction form, and any other related material. We will vote shares held by a Variable Sub-Account for which we received no timely instructions in the same proportion as those shares for which we received voting instructions. Should the applicable federal securities laws, regulations, or interpretations thereof change so as to permit us to vote shares of the Funds in our own right, we may elect to do so.

     THE SAGE FIXED INTEREST ACCOUNT A. The Fixed Account is a separate investment account under state insurance law. We maintain it separate from our General Account and separate from any other separate account that we may have. We own the assets in the Fixed Account, and may offer the Fixed Account in our variable life insurance products. Assets equal to the reserves and other liabilities of the Fixed Account will not be charged with liabilities that arise from any other business that we conduct. Thus, the Fixed Account represents pools of assets that provide an additional measure of assurance that Owners will receive full payment of benefits under the Contracts. We may transfer to our General Account assets that exceed the reserves and other liabilities of the Fixed Account. However, our obligations under (and values and benefits under) the Fixed Account do not vary as a function of the investment performance of the Fixed Account. Owners and Beneficiaries with rights under the Contracts do not participate in the investment gains or losses of the assets of the Fixed Account. These gains or losses accrue solely to us. We retain the risk that the value of the assets in the Fixed Account may fall below the reserves and other liabilities that we must maintain in connection with our obligations under the Fixed Account. In such an event, we will transfer assets from our General Account to the Fixed Account to make up the difference. We are not required to register the Fixed Account as an investment company under the 1940 Act.

MODIFICATION

         When permitted by applicable law, we may modify the Contracts as follows:

         -        deregister the Variable Account under the 1940 Act;

         - operate the Variable Account as a management company under the 1940 Act if it is operating as a unit investment trust;

         - operate the Variable Account as a unit investment trust under the 1940 Act if it is operating as a managed separate account;

         - restrict or eliminate any voting rights of Owners, or other persons who have voting rights as to the Variable Account;

         -        combine the Variable Account with other separate accounts; and

         -        combine a Variable Sub-Account with another Variable
                  Sub-Account.

         We also reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions of shares of a Fund that are held by the Variable Account (the shares of the new Fund may have higher fees and charges than the Fund it replaced, and not all Funds may be available to all classes of Contracts); and to establish additional Variable Sub-Accounts or eliminate Variable Sub-Accounts, if marketing, tax, or investment conditions so warrant. Subject to any required regulatory approvals, we reserve the right to transfer assets of a Variable Sub-Account that we determine to be associated with the class of Contracts to which the Contract belongs, to another separate account or to another separate account sub-account.

         If the actions we take result in a material change in the underlying investments of a Variable Sub-Account in which you are invested, we will notify you of the change. You may then make a new choice of Variable Sub-Accounts.

DISTRIBUTION OF THE CONTRACTS

         Sage Distributors, Inc., 300 Atlantic Street, Stamford, CT 06901 ("Sage Distributors") acts as the distributor (principal underwriter) of the Contracts. Sage Distributors is a Delaware corporation, is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sage Distributors is a wholly owned subsidiary of Sage Insurance Group Inc. We compensate Sage Distributors for acting as principal underwriter under a distribution agreement. We offer the Contracts on a continuous basis, and do not anticipate discontinuing their sale. The Contracts may not be available in all states.

EXPERTS

     The financial statements of Sage Life Assurance of America, Inc. at December 31, 2000, 1999 and 1998, and for each of the three years in the period ended December 31, 2000, and the financial statements of The Sage Variable Annuity Account A at December 31, 2000 and for the period from February 19, 1999 (commencement of operations) through December 31, 1999, appearing in this Prospectus and Registration Statement have been audited by ___________________, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

LEGAL PROCEEDINGS

         Sage Life and its subsidiaries, as of the date of this Prospectus, are not involved in any lawsuits. However, our direct and indirect parent companies, like other companies, are involved in lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, the Fixed Account, the General Account, or Sage Life.

REPORTS TO CONTRACT OWNERS

         We maintain records and accounts of all transactions involving the Contracts, the Variable Account, and the Fixed Account at our Customer Service Center. Each year, or more often if required by law, we will send you a report showing information about your Contract for the period covered by the report. We will also send you an annual and a semi-annual report for each Fund underlying a Variable Sub-Account in which you are invested as required by the 1940 Act. In addition, when you make purchase payments, or if you make transfers or withdrawals, we will send you a confirmation of these transactions.

AUTHORITY TO MAKE AGREEMENTS

         One of our officers must sign all agreements we make. No other person, including an insurance agent or registered representative, can change the terms of your Contract or make changes to it without our consent.

FINANCIAL STATEMENTS

         Financial statements are presented in the Statement of Additional Information for the Variable Account as of December 31, 2000.

         We included the audited financial statements for Sage Life as of December 31, 2000, 1999 and 1998 and for each of the three years in the period ended December 31, 2000. You should consider these financial statements only as bearing on the ability of Sage Life to meet its obligations under the Contracts. You should not consider them as bearing on the investment performance of the assets held in the Variable Account.


================================================================================
11. HOW CAN I MAKE INQUIRIES?
================================================================================

       You may make inquiries about your Contract by contacting one of our authorized registered representatives or by writing or calling us at our Customer Service Center.

================================================================================
12. ADDITIONAL INFORMATION ABOUT SAGE LIFE ASSURANCE OF AMERICA, INC.
================================================================================

HISTORY AND BUSINESS

       OWNERSHIP. Sage Life was incorporated under the laws of the state of Delaware in 1981. The Company is authorized to write general life insurance and fixed and variable annuity contracts in all states except New York, and also is licensed to conduct variable life insurance business in all but five states.

       Fidelity Mutual Life Insurance Company, a Pennsylvania insurer, sponsored the Company's formation in 1981 under the name of Fidelity Standard Life Insurance Company ("Fidelity Life"). Security First Life Insurance Company ("Security First") of Los Angeles, California acquired Fidelity Life in December 1984. In January 1997, Sage Insurance Group Inc. ("Sage Insurance Group") (formerly Finplan Investment Corp.), a Delaware corporation and a wholly owned indirect subsidiary of Sage Group Limited ("Sage Group"), a South African corporation and the Company's ultimate parent, acquired Fidelity Life. The Company changed to its present name in September 1997. In December 1998, Sage Insurance Group formed a new company, Sage Life Holdings of America, Inc. ("Sage Life Holdings"), to act as the new immediate parent of the Company. The transaction is discussed more fully in the section below entitled "Holding Company Structure and Background."

       PRIOR BUSINESS OPERATIONS. As a Security First subsidiary, the Company specialized in the marketing of annuities qualifying under Section 403(b) of the Code. Under an assumption reinsurance agreement, Fidelity Life's annuity business was irrevocably transferred to Security First in January 1997 except for a small number of contracts. During 1998, Security First assumption reinsured all of the remaining annuity business of Fidelity Life. Security First is now a subsidiary of The Metropolitan Life Insurance Company.

       HOLDING COMPANY STRUCTURE AND BACKGROUND. We are an indirect, wholly owned subsidiary of Sage Insurance Group, which is a holding company for us and affiliated entities conducting life and annuity insurance business in the United States. We also are an indirect, wholly-owned subsidiary of Sage Group, a corporation quoted on the Johannesburg Stock Exchange. Sage Group is a holding company with a thirty-year history of extensive operating experience in mutual funds, life assurance and investment management. Sage Group has directly and indirectly engaged in insurance marketing activities in the United States since 1977 through its financial interests in independent Financial Marketing Group Inc., a financial planning and bank insurance marketing company. Sage Group sold its interest in Independent Financial Marketing Group in March 1996 to the Liberty Financial Companies of Boston.

     On December 1, 1998, Sage Group entered into a letter of intent with Swiss Re Life & Health America Inc. ("Swiss Re"). Swiss Re is an indirect subsidiary of Swiss Reinsurance Company, Switzerland, one of the world's largest reinsurance groups. This agreement encompassed two transactions: (1) that Sage Life would enter into a reinsurance agreement with Swiss Re or its affiliate, Life Reassurance Corporation of America ("LRCA"); and (2) that Swiss Re or LRCA would make an investment in Sage Life Holdings, our immediate parent. The reinsurance agreement with LRCA was entered into on June 8, 2000. As to the investment in Sage Life Holdings, on December 31, 1998, LRCA did invest $12.5 million in non-voting, non-redeemable, cumulative preferred stock of Sage Life

Holdings, which at that point became our immediate parent and a wholly-owned subsidiary of Sage Insurance Group. Thereafter, effective April 1, 1999 LRCA exchanged part of its preferred stock for a voting interest of not more that 9.9% in Sage Life Holdings.

       The Company is licensed to write business in all states, except New York. However, the Company has formed a subsidiary company, Sage Life Assurance Company of New York ("Sage Life New York"), that will be licensed to write business in New York. It is anticipated that Sage Life New York will begin operations at the beginning of 2001.

       SELECTED FINANCIAL DATA. (To be filed by Amendment)



   MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF
                                   OPERATIONS

       INTRODUCTION. The following discussion highlights the significant factors that influence our operations. Please read this discussion along with our financial statements and the related notes included in this Prospectus.

(To be filed by Amendment)




                        DIRECTORS AND EXECUTIVE OFFICERS

                           POSITION HELD WITH THE                      OTHER PRINCIPAL POSITIONS
NAME (AGE)                 COMPANY/YEAR COMMENCED                      DURING PAST FIVE YEARS
- ----------                 ----------------------                      ----------------------


Ronald S. Scowby(1)        Director, 1/97 to present;                  Chairman, President and Chief Executive Officer, 1/2000
      Age 62               Chairman, 2/98 to present                   to present, Sheldon Scowby Associates, Inc.; Chairman
                                                                       and Trustee, Sage Life Investment Trust, 7/98 to
                                                                       present; Director, Sage Life Assurance Company of New
                                                                       York, 5/98 to present; Deputy Chairman 2/98 to present,
                                                                       President, 1/97 to 2/98, Director, 1/97 to present,
                                                                       Sage Insurance Group Inc.; Director, Sage Advisors,
                                                                       Inc., 1/98 to 12/99; President, Chief Executive
                                                                       Officer, Sage Life Assurance of America Inc.,
                                                                       1/97-2/98; Director, Sage Distributors, Inc., 1/98 to
                                                                       12/99; Director, President, Chief Executive Officer,
                                                                       Sage Management Services (USA), Inc., 6/96 to 12/99;
                                                                       Owner, Sheldon Scowby Resources 7/95-6/96.

Robin I. Marsden(2)        Director, 1/97 to present; President        President and Chief Executive Officer, Sage Life
      Age 35               and Chief Executive Officer, 2/98           Assurance Company of New York, 4/2000 to present;
                           to present                                  Director and President, Sage Life (Bermuda) Ltd.,
                                                                       1/2000 to present; President and Trustee, Sage Life
                                                                       Investment Trust, 7/98 to present; Director, Sage Life
                                                                       Assurance Company of New York, 5/98 to present;
                                                                       Director, President, Sage Advisors, Inc., 1/98 to
                                                                       present; Director, Sage Distributors, Inc., 1/98 to
                                                                       present; Director, 1/97 to present, President and Chief
                                                                       Executive Officer, 2/98 to present, Sage Insurance
                                                                       Group, Inc.; Chief Investment Officer, Sage Life
                                                                       Holdings, Ltd., 11/94 to 1/98; and Executive-Strategic
                                                                       Developments, Sage Group Ltd., 11/94 to 1/98.

H. Louis Shill(3)          Director, 1/97 to                           Director, Sage Life Assurance Company of New York, 5/98
      Age 70               present                                     to present; Chairman, Sage Life Assurance of America,
                                                                       Inc., 1/97 to 2/98; Chairman, Sage Insurance Group,
                                                                       Inc., 1/97 to present; Founder, Chairman, Sage Group
                                                                       Limited, 1965 to present.

Paul C. Meyer(4)           Director, 1/97 to                           Director, Sage Life Assurance Company of New York, 5/98
      Age 48               present                                     to present; Partner, Clifford, Chance, Rogers & Wells
                                                                       LLP, 1986 to present.

Richard D. Starr(5)        Director, 1/97 to                           Chairman and Director, ABN Amro Financial
      Age 56               present                                     Services, Inc., 7/00 to present; Director,
                                                                       Sage Life Assurance Company of New York,
                                                                       5/98   to present; President, First Interstate
                                                                       Securities, 1/95 to 12/95; Chairman & Chief
                                                                       Executive Officer, Financial Institutions
                                                                       Group, Inc., 10/78  to present.

Mitchell R. Katcher(2)     Director, 12/97 to present; Senior          Senior Executive Vice President and
    Age 47                 Executive Vice President and                Chief Actuary, Sage Life Assurance
                           Chief Actuary 5/97 to present               Company of New York, 4/2000 to
                                                                       Company of New York, 4/2000 to
                                                                       Officer of Sage Life 5/97 to 9/00;
                                                                       Director, and Chief Actuary, Sage
                                                                       Life (Bermuda), Ltd., 1/2000 to
                                                                       present; also, Chief Financial Officer
                                                                       of Sage Life (Bermuda) Ltd., 1/2000 to
                                                                       2/2001; Vice President, Sage Life
                                                                       Investment Trust, 7/98 to present;
                                                                       Director, Sage Life Assurance Company
                                                                       of New York, 5/98 to present; Director,
                                                                       Treasurer, Sage Advisors, Inc., 1/98 to
                                                                       present; Director, Sage Distributors,
                                                                       Inc., 1/98 to present; Treasurer, 7/97
                                                                       to present, Senior Executive Vice
                                                                       President, 12/97 to present, Sage
                                                                       Insurance Group, Inc.; Executive Vice
                                                                       President, Golden American Life Insurance
                                                                       Company, 7/93-2/97.






Meyer Feldberg(6)          Director, 1/2000 to present                 Dean/Professor, Columbia University Graduate School of
      Age 58                                                           Business, 7/89 to present; Director, 1/2000 to present,
                                                                       Sage Life Assurance Company of New York and Sage
                                                                       Insurance Group, Inc.

John A. Benning(7)         Director, 4/2000 to present                 Director, 4/2000 to present, Sage Life
     Age 66                                                            Assurance Company of New York; Treasurer and
                                                                       General Counsel, Liberty Hospitality Company,
                                                                       1/2000 to present; Senior Vice President and
                                                                       General Counsel, Liberty Financial Companies,
                                                                       1986 to 1999.


- ----------------
(1) Mr. Scowby's principal business address is 200 Broad Street, Suite 2337, Stamford, CT 06901

(2) The principal business address of these persons is 300 Atlantic Street, Stamford, CT 06901.

(3) Mr. Shill's principal business address is Sage Centre, 10 Fraser Street, Johannesburg, South Africa 2000.

(4)    Mr. Meyer's principal business address is 200 Park Avenue, New York, NY
       10166.

(5) Mr. Starr's principal business address is 22507 SE 47th Place, Issaquah, WA 98029.

(6) Dr. Feldberg's principal business address is Columbia University Graduate School of Business, Uris Hall, Room 101, 3022 Broadway, New York, NY 10027.

(7) Mr. Benning's principal business address is 23rd Floor, 600 Atlantic Street, Boston, MA 02210

COMPENSATION

       Our executive officers also serve as officers of our parent and of certain affiliated companies. Cost allocations have been made to us as to the time these individuals devoted to their duties with us. No allocation was made during 1997 nor was any made for 1998 for the services of Mr. Shill. No allocation was made during 1997 for the services of Mr. Marsden.

       The following table includes compensation paid by us for services rendered in all capacities for the years indicated for the Chief Executive Officer and the other Executive Officers compensated more than $100,000 for the year ended December 31, 2000.



                                                              ANNUAL COMPENSATION
                                                     -------------------------------------

                                                                                                ALL OTHER
         NAME AND PRINCIPAL POSITION                   YEAR        SALARY         BONUS        COMPENSATION
         ---------------------------                  ------     ----------     ----------    --------------
Ronald S. Scowby ...............................       1997       $337,500       $100,000       $ 22,097
    Chairman (1)                                       1998       $350,000       $100,000       $100,000
                                                       1999       $350,000       $100,000
                                                       2000
Robin I. Marsden ...............................       1998       $275,000       $100,000       $ 20,956
    President and Chief Executive Officer(1)           1999       $322,500       $150,000
                                                       2000
Mitchell R. Katcher ............................       1997       $114,583       $265,000
    Senior Executive Vice President,                   1998       $250,000       $125,000       $ 19,037
    Chief Financial Officer                            1999       $268,750       $150,000
    and Chief Actuary(1)                               2000


- ----------------
(1)    All salaries and bonuses are paid by Sage Insurance Group.

We pay outside directors $12,000 and $2,000 per meeting attended. Dr. Feldberg is paid $30,000 and $8,000 per meeting attended. For meetings attended in the year ended December 31, 1999, we paid each outside director $20,000. Dr. Feldberg attended no meetings in 1999; we paid his 2000 retainer in 1999. All directors' compensation includes compensation for services on any board of directors for any company affiliated with the Company. We do not compensate directors who are officers or employees of ours or our affiliates for serving on the Board. Directors do not receive retirement benefits.



                      Sage Life Assurance of America, Inc.

                              Financial Statements

                           (To be filed by Amendment)





                      TABLE OF CONTENTS OF THE STATEMENT OF
                             ADDITIONAL INFORMATION

       Additional information about the Contracts and The Sage Variable Annuity Account A is contained in the Statement of Additional Information. You can obtain a free copy of the Statement of Additional Information by writing to us at the address shown on the front cover or by calling (877) 835-7243 (Toll
Free). The following is the Table of Contents for the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

Assignment

Change of Owner, Beneficiary or Annuitant

Misstatement and Proof of Age, Sex or Survival

Incontestability

Participation

Beneficiary Designation

Tax Status of the Contracts
           Diversification Requirements
           Owner Control
           Required Distribution from Non-Qualified Contracts

Qualified Contracts
           Taxation of Withdrawals
           Individual Retirement Accounts (IRAs)
           SIMPLE IRAs
           Roth IRAs

Calculation of Historical Performance Data
           Money Market Sub-Account Yields
           Other Variable Sub-Account Yields
           Average Annual Total Returns
           Other Total Returns
           Effect of the Annual Administration Charge on Performance Data Use of Indexes
           Other Information

Income Payment Provisions
           Amount of Fixed Income Payments
           Amount of Variable Income Payments
           Income Units
           Income Unit Value
           Exchange of Income Units

Safekeeping of Account Assets

Legal Matters

Other Information

Financial Statements

================================================================================
                                   APPENDIX A
================================================================================

                             MARKET VALUE ADJUSTMENT

       We will apply a Market Value Adjustment to amounts surrendered, withdrawn, transferred or applied to an income plan when taken from a Fixed Sub-Account more than 30 days before its Expiration Date. We apply a Market Value Adjustment separately to each Fixed Sub-Account. Surrender charges also may apply.

       For a surrender, withdrawal, transfer or amount applied to an income plan, we will calculate the Market Value Adjustment by applying the factor below to the total amount (including any applicable surrender charge) that must be surrendered, withdrawn, transferred or applied to an income plan in order to provide the amount requested.

                         [(1+I)/(1+J+.0025)](N/365) - 1

Where

       - I is the Index Rate for a maturity equal to the Fixed Sub-Account's Guarantee Period at the time that we established the Sub-Account;

       - J is the Index Rate for a maturity equal to the time remaining (rounded up to the next full year) in the Fixed Sub-Account's Guarantee Period, at the time of surrender, withdrawal, transfer, or application to an income plan; and

       - N is the remaining number of days in the Guarantee Period at the time of calculation.

We will apply Market Value Adjustments as follows:

If the Market Value Adjustment is negative, we first deduct it from any remaining value in the Fixed Sub-Account. We then deduct any remaining negative Market Value Adjustment from the amount you surrender, withdraw, transfer, or apply to an income plan.

If the Market Value Adjustment is positive, we add it to any remaining value in the Fixed Sub-Account or the amount you surrender. If you withdraw, transfer or apply to an income plan the full amount of the Fixed Sub-Account, we add the Market Value Adjustment to the amount you withdraw, transfer, or apply to an income plan.

                                  MVA EXAMPLES

Example #1:  Surrender  --  Example of a Negative Market Value Adjustment

Assume you invest $100,000 in a Fixed Sub-Account with a Guarantee Period of ten years, with a Guaranteed Interest Rate of 7.5% and an Index Rate ("I") of 7.0% based on the U.S. Treasury Constant Maturity Series at the time we established the Sub-Account. You request a surrender three years into the Guarantee Period, the Index Rate based on the U.S. Treasury Constant Maturity Series for a seven-year Guarantee Period ("J") is 8.0% at the time of the surrender, no prior transfers or withdrawals affecting this Fixed Sub-Account have been made, and no surrender charge is applicable.

CALCULATE THE MARKET VALUE ADJUSTMENT

1. The Account Value of the Fixed Sub-Account on the date of surrender is $124,230 ($100,000 x 1.075(3))

2.     N = 2,555 (365 x 7)

3.     Market Value Adjustment = $124,230 x {[(1.07)/(1.0825)] (2555/365) -1) =
       - $9,700

Therefore, the amount paid on full surrender is $114,530 ($124,230 - $9,700).


Example #2:  Surrender  --  Example of a Positive Market Value Adjustment

Assume you invest $100,000 in a Fixed Sub-Account with a Guarantee Period of ten years, with a Guaranteed Interest Rate of 7.5% and an Index Rate ("I") of 7.0% based on the U.S. Treasury Constant Maturity Series at the time we established the Sub-Account. You request a surrender three years into the Guarantee Period, the Index Rate based on the U.S. Treasury Constant Maturity Series for a seven-year Guarantee Period ("J") is 6.0% at the time of the surrender, no prior transfers or withdrawals affecting this Fixed Sub-Account have been made, and no surrender charge is applicable.

CALCULATE THE MARKET VALUE ADJUSTMENT

1 The Account Value of the Fixed Sub-Account on the date of surrender is $124,230 ($100,000 x 1.075(3))

2.     N = 2,555 (365 x 7)

3.     Market Value Adjustment = $124,230 x {[(1.07)/(1.0625)](2555/365) -1) = +
       $6,270

Therefore, the amount paid on full surrender is $130,500 ($124,230 + $6,270).


Example #3:  Withdrawal  --  Example of a Negative Market Value Adjustment

Assume you invest $200,000 in a Fixed Sub-Account with a Guarantee Period of ten years, with a Guaranteed Interest Rate of 7.5% and an Index Rate ("I") of 7.0% based on the U.S. Treasury Constant Maturity Series at the time we established the Sub-Account. You request a withdrawal of $100,000 three years into the Guarantee Period, the Index Rate based on the U.S. Treasury Constant Maturity Series for a seven-year Guarantee Period ("J") is 8.0% at the time of withdrawal, no prior transfers or withdrawals affecting this Fixed Sub-Account have been made and no surrender charge is applicable.

CALCULATE THE MARKET VALUE ADJUSTMENT

1. The Account Value of the Fixed Sub-Account on the date of withdrawal is $248,459 ($200,000 x 1.075(3)).

2.     N = 2,555 (365 x 7)

3.     Market Value Adjustment = $100,000 x {[(1.07)/(1.0825)](2555/365) -1) = -
       $7,808

Therefore, the amount of the withdrawal paid is $100,000, as requested. The Fixed Sub-Account will be reduced by the amount of the withdrawal paid ($100,000) and by the Market Value Adjustment ($7,808), for a total reduction in the Fixed Sub-Account of $107,808.


Example #4: Withdrawal  -  Example of a Positive Market Value Adjustment

Assume you invest $200,000 in a Fixed Sub-Account with a Guarantee Period of ten years, with a Guaranteed Interest Rate of 7.5% and an initial Index Rate ("I") of 7.0% based on the U.S. Treasury Constant Maturity Series at the time we established the Sub-Account. You request a withdrawal of $100,000 three years into the Guarantee Period, the Index Rate based on the U.S. Treasury Constant Maturity Series for a seven-year Guarantee Period ("J") is 6.0% at the time of the withdrawal, no prior transfers or withdrawals affecting this Fixed Sub-Account have been made, and no surrender charge is applicable.

CALCULATE THE MARKET VALUE ADJUSTMENT

1. The Account Value of the Fixed Sub-Account on the date of withdrawal is $248,459 ($200,000 x 1.075(3))

2.     N = 2,555 (365 x 7)

3.     Market Value Adjustment = $100,000 x {[(1.07)/(1.0625)](2555/365) - 1) =
       + $5,047

Therefore, the amount of the withdrawal paid is $100,000, as requested. The Fixed Sub-Account will be reduced by the amount of the withdrawal paid ($100,000) and increased by the amount of the Market Value Adjustment ($5,047), for a total reduction of $94,953.

                                       A-3



================================================================================
                                   APPENDIX B
================================================================================

                          DOLLAR-COST AVERAGING PROGRAM

Below is an example of how the Dollar-Cost Averaging Program works.

       Assume that the Dollar-Cost Averaging Program has been elected and that $24,000 is invested in a DCA Fixed Sub-Account with a Guarantee Period of two years and an annual Guaranteed Interest Rate of 6.0%.

                           (1)                     (2)                    (3)                  (4)                  (5)
   Beginning       Beginning of Month     Dollar Cost Averaging      Amount Dollar      Interest Credited      End of Month
    of Month          Account Value           Monthly Factor         Cost Averaged          For Month          Account Value
    --------          -------------           --------------         -------------          ---------          -------------

       1                 24,000                     --                     --                  117                24,117
       2                 24,117                   1 / 24                 1,005                 112                23,224
       3                 23,224                   1 / 23                 1,010                 108                22,323
       4                 22,323                   1 / 22                 1,015                 104                21,412
       5                 21,412                   1 / 21                 1,020                  99                20,492
       6                 20,492                   1 / 20                 1,025                  95                19,562
       7                 19,562                   1 / 19                 1,030                  90                18,622
       8                 18,622                   1 / 18                 1,035                  86                17,673
       9                 17,673                   1 / 17                 1,040                  81                16,715
       10                16,175                   1 / 16                 1,045                  76                15,746
       11                15,746                   1 / 15                 1,050                  72                14,768
       12                14,768                   1 / 14                 1,055                  67                13,780
       13                13,780                   1 / 13                 1,060                  62                12,782
       14                12,782                   1 / 12                 1,065                  57                11,774
       15                11,774                   1 / 11                 1,070                  52                10,756
       16                10,756                   1 / 10                 1,076                  47                 9,727
       17                 9,727                    1 / 9                 1,081                  42                 8,688
       18                 8,688                    1 / 8                 1,086                  37                 7,639
       19                 7,639                    1 / 7                 1,091                  32                 6,580





       20                 6,580                    1 / 6                 1,097                  27                 5,510
       21                 5,510                    1 / 5                 1,102                  21                 4,429
       22                 4,429                    1 / 4                 1,107                  16                 3,338
       23                 3,338                    1 / 3                 1,113                  11                 2,236
       24                 2,236                    1 / 2                 1,118                   5                 1,124
       25                 1,124                    1 / 1                 1,124                 --                   --

                                   NOTE:
                   Column (3) = Column (1) x Column (2)
                   Column (5) = Column (1) - Column (3) + Column (4)

================================================================================
                                   APPENDIX C
================================================================================

                     CONTRACTS ISSUED BEFORE MAY 1, 2001

       The purpose of this Appendix is to show certain benefits for Contracts issued before certain dates. Generally, Contracts purchased after May 1, 2001, will have the provisions described in the Prospectus. However, in certain states the provisions described in this Appendix will continue to apply. Please contact our Customer Service Center to see if these provisions apply to your Contract.

CONTRACTS ISSUED BEFORE MAY 1, 2001

ASSET-BASED CHARGES

         We assess Asset-Based Charges against your Contract for assuming mortality and expense risks and administrative costs we assume. Before the Income Date, we deduct Asset-Based Charges monthly and calculate the charges as a percentage of the Variable Account Value on the date of deduction. On the Contract Date and monthly thereafter, we deduct the Asset-Based Charges proportionately from the Variable Sub-Accounts in which your are invested. On and after the Income Date, however, these charges are called Variable Sub-
Account Charges and we deduct them daily from the assets in each Variable Sub-Account supporting variable income payments. The maximum charges are:


                                    COMBINED
                               ASSET-BASED CHARGES
                  -------------------------------------------------
                      ANNUAL           MONTHLY             DAILY
                      CHARGE           CHARGE              CHARGE
                      ------           -------             ------

Contract Years 1-7    1.40%            .116667%            .0038626%
Contract Years 8+     1.25%            .104167%            .0034462%


          We reserve the right to deduct Asset-Based Charges on the effective date of any transfer from the Fixed Account, or allocation of purchase payment to the Variable Account, based on the amount transferred or allocated and based on the number of days remaining until the next date of deduction. These charges do not apply to any Fixed Account Value.

ACCUMULATION UNIT VALUE - NET INVESTMENT FACTOR

        NET INVESTMENT FACTOR. The net investment factor is an index we use to measure the investment performance of a Variable Sub-Account from one Valuation Period to the next during the Accumulation Phase. We determine the net investment factor for any Valuation Period by dividing (a) by (b) where:

        (a)    is the net result of:

               (1)  the Net  Asset  Value  of the  Fund in  which  the  Variable
               Sub-Account   invests  determined  at  the  end  of  the  current
               Valuation Period; PLUS

               (2) the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Variable Sub-Account if the "ex-dividend" date occurs during the current Valuation Period; PLUS OR MINUS

               (3) a per share charge or credit for any taxes reserved for, which we determine to have resulted from the operations of the Variable Sub-Account; and

        (b) is the Net Asset Value of the Fund in which the Variable Sub-Account invests determined at the end of the immediately preceding Valuation Period.

        The net investment factor may be more or less than, or equal to, one.


CONDENSED FINANCIAL INFORMATION


We began operations in February, 1999. For Contracts purchased before May 1, 2001, the Accumulation Unit Values and the number of accumulation units outstanding for each Variable Sub-Account for the periods shown are as follows:

                                                                                           Accumulation               Accumulation
                                                                                           Unit Values                Unit Values
                                                              Fund                         as of 12/31/00             as of 12/31/99

                                                              ----                         --------------            --------------
                  AIM VARIABLE INSURANCE FUNDS:
                        AIM V.I. Government Securities Fund.............................                                9.939464
                        AIM V.I. Growth and Income Fund.................................                               11.206934
                        AIM V.I. International Equity Fund..............................                               16.010519
                        AIM V.I. Value Fund.............................................                               12.265469
                  THE ALGER AMERICAN FUND:
                        Alger American MidCap Growth Portfolio..........................                               12.646000
                        Alger American Income and Growth Portfolio......................                               13.895548
                        Alger American Small Capitalization Portfolio...................                               11.860213
                  LIBERTY VARIABLE INVESTMENT TRUST:
                        Colonial High Yield Securities Fund, Variable Series............                               10.132350
                        Colonial Small Cap Value Fund, Variable Series..................                               12.344051
                        Colonial Strategic Income Fund, Variable Series.................                               10.087292
                        Colonial U.S. Growth and Income Fund, Variable Series...........                               10.892669
                        Liberty All-Star Equity Fund, Variable Series.....................                             10.855902
                        Newport Tiger Fund, Variable Series...............................                             12.310435
                        Stein Roe Global Utilities Fund, Variable Series..................                             11.302434
                  STEINROE VARIABLE INVESTMENT TRUST:
                        Stein Roe Growth Stock Fund, Variable Series......................                             11.198531
                        Stein Roe Balanced Fund, Variable Series..........................                             10.439622
                  MFS(R) VARIABLE INSURANCE TRUSTS:
                        MFS Growth With Income Series.....................................                             10.481767
                        MFS High Income Series............................................                             10.151440
                        MFS Research Series...............................................                             10.932084
                        MFS Total Return Series...........................................                              9.839246
                        MFS Capital Opportunities.........................................                             11.300049
                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
                        The Global Equity Portfolio.......................................                             10.855955
                        The Mid Cap Value Portfolio.......................................                             12.575303
                        The Value Portfolio...............................................                              9.861418
                  OPPENHEIMER VARIABLE ACCOUNT FUNDS:
                        Oppenheimer Bond Fund/VA..........................................                              9.863016
                        Oppenheimer Capital Appreciation Fund/VA..........................                             13.794624
                        Oppenheimer Small Cap Growth Fund/VA..............................                             15.934311
                  SAGE LIFE INVESTMENT TRUST:
                        EAFE(R)Equity Index Fund..........................................                             12.658833
                        S&P 500 Equity Index Fund.........................................                             11.777777
                        Money Market Fund.................................................                             10.396108
                  T. ROWE PRICE EQUITY SERIES, INC.:
                        T. Rowe Price Equity Income Portfolio.............................                             10.362079
                        T. Rowe Price Mid-Cap Growth Portfolio............................                             12.593555
                        T. Rowe Price Personal Strategy Balanced Portfolio................                             10.245335

If you  bought  your  Contract  on or after May 1,  2001,  we will  provide  you
Accumulation Unit Values in our next prospectus update.


CONTRACTS ISSUED BEFORE MAY 1, 2000


VARIABLE INCOME BENEFITS

       To calculate your initial and future variable income payments, we need to make an assumption regarding the investment performance of the Funds you select. We call this your assumed investment rate. We currently allow assumed investment rates of 3% and 6%. If you do not specify an assumed investment rate, we will apply the 3.0% rate.

TRANSFER RESTRICTIONS

       We may defer transfers to, from, and among the Variable Sub-Accounts under the same conditions that we delay paying proceeds. The additional transfer restrictions relating to the affected Variable Sub-Accounts' ability to purchase and redeem shares of a Fund, transfers involving the same Sub-Account, and transfers that adversely affect Accumulation Unit Value do not apply to your Contract.

WITHDRAWALS

       A partial withdrawal will reduce your death benefit and may be subject to federal income tax, a surrender charge, and a Market Value Adjustment. See "What Are The Expenses Under A Contract?" "How Will My Contract Be Taxed?" and "Does The Contract Have a Death Benefit?"

BASIC DEATH BENEFIT

If any Owner dies before the Income Date, we will pay the Beneficiary the greatest of the following:

   -   the Account Value determined as of the day we receive proof of death; or

   - 100% of the sum of all purchase payments made under the Contract, reduced by any prior withdrawals (including any associated surrender charge and Market Value Adjustment incurred); or

   -   the Highest Anniversary Value.

The Highest Anniversary Value is the greatest anniversary value attained in the following manner. When we receive proof of death, we will calculate an anniversary value for each Contract Anniversary prior to the date of the Owner's death, but not beyond the Owner's attained age 80. An anniversary value for a Contract Anniversary equals:

       (1)    the Account Value on that Contract Anniversary;

       (2) increased by the dollar amount of any purchase payments made since the Contract Anniversary; and

       (3) reduced proportionately by any withdrawals (including any associated surrender charge and Market Value Adjustment incurred) taken since that Contract Anniversary. (By proportionately, we take the percentage by which the withdrawal decrease the Account Value and we reduce the sum of (1) and (2) by that percentage.)

================================================================================
                                   APPENDIX D
================================================================================

                        GUARANTEED MINIMUM INCOME BENEFIT

       Below is an example of how the GMIB will work. The example assumes the following:

          -   you are a male whose age last birthday is 55;

          -   you purchase a Contract with the GMIB rider;

          - you do not make any additional purchase payments nor any withdrawals;

          - you elect to receive income from the Contract 10 years later, at attained age 65; and

          - you elect a Life Annuity with 10 Year Certain, which is an eligible Income Plan under the GMIB rider.

       Assume your Account Value is $200,000 and that your Highest Anniversary Value ("HAV") is $250,000.

Calculate the GMIB:

       1. Your guaranteed Monthly Income Payment rate per $1,000 (as shown in your Contract Schedule) is $5.42.

       2. Your HAV is $250,000.

       3. The GMIB = $1,355 [$5.42 x $250,000 / $1,000].

       Therefore, under this Income Plan, we guarantee that your monthly income payment will not be less than $1,355.00.

       Different guaranteed minimum Monthly Income Payment rates per $1,000 will apply for females, for males who begin income payments at ages other than the age shown above, or for income payments under different Income Plans. In these cases, the GMIB will be different.
                                       D-1

================================================================================
                                   APPENDIX E
================================================================================

                             ENHANCED DEATH BENEFIT

           Below are examples of how the Enhanced Death Benefit will work. All examples assume the following:

          -   The Owner's age last birthday is 55;

          - The Owner purchases a Contract with the Enhanced Death Benefit rider;

          -   The Owner makes an initial purchase payment of $150,000; and

          - The Owner does not make any additional purchase payments nor any withdrawals.

Example 1.

       Assume the Account Value is $200,000, the Highest Anniversary Value ("HAV") is $175,000 and the Owner dies of natural causes.

Calculate the basic Death Benefit:

          1. The Account Value determined as of the Business Day we receive proof of the Owner's death is $200,000.

          2.  The sum of all purchase payments made is $150,000.

          3.  The HAV is $175,000.

          4.  The basic Death Benefit is $200,000 [the greatest of (1), (2) and
              (3)].

Calculate the Enhanced Death Benefit:

          5.  The Benefit Rate for an issue age of 55 is 40.0%.

          6.  The Net Purchase Amount is $150,000.

          7.  The Maximum Benefit Amount is $150,000 (($150,000 x 2.5) x .40).

          8. The Enhanced Death Benefit is $20,000 ([.40 x [$200,000 - $150,000] = $20,000, but not in excess of $150,000).

       We will pay the Owner's Beneficiary the basic Death Benefit of $200,000 and the Enhanced Death Benefit of $20,000, for a total payment of $220,000.

Example 2.

       Assume the Account Value is $500,000, the HAV is $300,000 and the Owner dies of natural causes.

Calculate the basic Death Benefit:

          1. The Account Value determined as of the Business Day we receive proof of the Owner's death is $600,000.

          2.  The sum of all purchase payments made is $150,000.

          3.  The HAV is $300,000.

          4.  The basic Death Benefit is $600,000 [the greatest of (1), (2) and
              (3)].

Calculate the Enhanced Death Benefit:



          5.  The Benefit Rate for an issue age of 55 is 40.0%.

          6.  The Net Purchase Amount is $150,000.

          7.  The Maximum Benefit Amount is $150,000 (($150,000 x 2.5) x .40).

          8. The Enhanced Death Benefit is $150,000 ([.40 x [$600,000 - $150,000] = $180,000, but not in excess of $150,000).

       We will pay the Owner's Beneficiary the basic Death Benefit of $600,000 and the Enhanced Death Benefit of $150,000, for a total payment of $759,000.

Example 3.

       Assume the Account Value is $100,000, the HAV is $175,000 and the Owner dies of natural causes.

Calculate the basic Death Benefit:

          1. The Account Value determined as of the Business Day we receive proof of the Owner's death is $100,000.

          2.  The sum of all purchase payments made is $150,000.

          3.  The HAV is $175,000.

          4.  The basic Death Benefit is $175,000 [the greatest of (1), (2) and
              (3)].
                                       E-2

Calculate the Enhanced Death Benefit:

          5.  The Benefit Rate for an issue age of 55 is 40.0%.

          6.  The Net Purchase Amount is $150,000.

          7.  The Maximum Benefit Amount is $150,000 (($150,000 x 2.5) x .40).

          8.  The Enhanced Death Benefit is $0 ([.40 x [$100,000 - $150,000] =
              $0, but not in excess of $150,000).

       We will pay the Owner's Beneficiary the basic Death Benefit of $175,000 and the Enhanced Death Benefit of $0, for a total payment of $175,000.


To obtain a Statement of Additional Information for this Prospectus, please complete the form below and mail to:

Sage Life Assurance of America, Inc.
Customer Service Center
P.O. Box 290680
Wethersfield, CT 06129-0680

Please send a Statement of Additional Information to me at the following address:


- -------------------------------------------------------
Name


- -------------------------------------------------------
Address


- -------------------------------------------------------
City/State                                     Zip Code



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2001


        FLEXIBLE PAYMENT DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY
                                    CONTRACTS

                                   issued by:

         THE SAGE VARIABLE ANNUITY ACCOUNT A AND SAGE LIFE ASSURANCE OF
                                  AMERICA, INC.

                                                    Customer Service Center:
                                                    P.O. Box 290680
                                                    Wethersfield, CT  06129-0680
                                                    Telephone: (877) 835-7243
                                                            (Toll Free)



This Statement of Additional Information expands upon subjects we discussed in the current Prospectus for the Flexible Payment Deferred Combination Fixed and Variable Annuity Contracts (the "Contracts" offered by Sage Life Assurance of America, Inc. ("we," "us," "our," "Sage Life," or the "Company"). You may obtain a copy of the Prospectus dated May 1, 2001 by calling 1-877-835-7243 (Toll Free) or by writing to our Customer Service Center at the above address. You may also obtain a copy of the Prospectus by accessing the Securities and Exchange Commission's website at http://www.sec.gov. The terms we used in the current Prospectus for the Contracts are incorporated into and made a part of this Statement of Additional Information.


        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR
               THE CONTRACTS AND THE PROSPECTUSES FOR THE TRUSTS.



                       Statement of Additional Information

                                Table of Contents


                                                                                                                    Page
                                                                                                                    ----

Assignment..........................................................................................................

Change of Owner, Beneficiary, or Annuitant..........................................................................

Misstatement and Proof of Age, Sex or Survival......................................................................

Incontestability....................................................................................................

Participation.......................................................................................................

Beneficiary Designation.............................................................................................

Tax Status of the Contracts.........................................................................................
   Diversification Requirements.....................................................................................
   Owner Control....................................................................................................
   Required Distribution from Non-Qualified Contracts...............................................................

Qualified Contracts.................................................................................................





   Taxation of Withdrawals..........................................................................................
   Individual Retirement Accounts (IRAs)............................................................................
   SIMPLE IRAs......................................................................................................
   Roth IRAs........................................................................................................

Calculation of Historical Performance Data..........................................................................
   Money Market Sub-Account Yields..................................................................................
   Other Variable Sub-Account Yields................................................................................
   Average Annual Total Returns.....................................................................................
   Other Total Returns..............................................................................................
   Effect of the Annual Administration Charge on Performance Data...................................................
   Use of Indexes...................................................................................................
   Other Information................................................................................................

Income Payment Provisions...........................................................................................
   Amount of Fixed Income Payments..................................................................................
   Amount of Variable Income Payments...............................................................................
   Income Units.....................................................................................................
   Income Unit Value................................................................................................





   Exchange of Income Units.........................................................................................

Safekeeping of Account Assets.......................................................................................

Legal Matters.......................................................................................................

Other Information...................................................................................................

Financial Statements................................................................................................

ASSIGNMENT

       You may assign your Contract at any time before the Income Date. No assignment will be binding on us unless we receive Satisfactory Notice. We will not be liable for any payments made or actions we take before we accept the assignment. An absolute assignment will revoke the interest of any revocable Beneficiary. We are not responsible for the validity of any assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

CHANGE OF OWNER, BENEFICIARY, OR ANNUITANT

       During your lifetime and while your Contract is in force, you can transfer ownership of your Contract, change the Beneficiary, or change the Annuitant. However, you cannot change the Annuitant after the Income Date. To make any of these changes, you must send us Satisfactory Notice. If accepted, any change in Owner, Beneficiary, or Annuitant will take effect on the date you signed the notice. Any of these changes will not affect any payment made or action we took before our acceptance. A CHANGE IN OWNER MAY BE A TAXABLE EVENT AND MAY ALSO AFFECT THE AMOUNT OF DEATH BENEFIT PAYABLE UNDER YOUR CONTRACT.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

       We may require proof of age, sex, or survival of any person upon whose age, sex, or survival any payments depend. If the age or sex of the Annuitant has been misstated, or if the age of the Owner has been misstated, the benefits will be those that the Account Value applied would have provided for the correct age and sex. If we have made incorrect income payments, we will pay the amount of any underpayments. We will deduct the amount of any overpayment from future income payments.

INCONTESTABILITY

       Your Contract is incontestable from its Contract Date.

PARTICIPATION

       The Contracts do not participate in our surplus or profits, and we do not pay dividends on the Contracts.

BENEFICIARY DESIGNATION

       This is as shown in the application. It includes the name of the Beneficiary and the order and method of payment. If you name "estate" as a Beneficiary, it means the executors or administrators of your estate. If you name "children" of a person as a Beneficiary, only children born to or legally adopted by that person as of an Owner's date of death will be included.

       We may rely on an affidavit as to the ages, names, and other facts about all Beneficiaries. We will incur no liability if we act on such affidavit.

                                      SAI-1

TAX STATUS OF THE CONTRACTS

       Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

       DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

       OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

       REQUIRED DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that
(a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

       The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

                                      SAI-2

QUALIFIED CONTRACTS

       TAXATION OF WITHDRAWALS. When you take a withdrawal from a Qualified Contract, a pro-rata portion of the amount you receive is taxable. This portion is based on the ratio of your investment in the contract (such as non-deductible purchase payments or other consideration paid for the Contract) to your total accrued benefit balance under the retirement plan. As a result, the investment in the contract for a Qualified Contract can be zero. Special tax rules apply to distributions from a Roth IRA.


       INDIVIDUAL RETIREMENT ACCOUNTS (IRAs). IRAs are defined in Section 408 of the Code and permit individuals to make annual contributions of up to the lesser of $2,000 or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59", unless certain exceptions apply.


       SIMPLE IRAS. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59" are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

       ROTH IRAS. Roth IRAs are described in Code section 408A. They permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59" (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

CALCULATION OF HISTORICAL PERFORMANCE DATA

       From time to time, we may disclose yields, total returns, and other performance data of the Variable Sub-Accounts and the Funds. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

                                      SAI-3

MONEY MARKET SUB-ACCOUNT YIELDS

       From time to time, advertisements and sales literature may quote the current annualized yield of the Variable Sub-Account investing in the Money Market Fund (the "Money Market Sub-Account") of the Sage Life Investment Trust for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund.

       We compute the current annualized yield by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in Account Value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in Account Value reflects (1) net income from the Money Market Fund attributable to the hypothetical account; and (2) charges and deductions imposed under a Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the annual administration charge and the Asset-Based Charges. For purposes of calculating current yields for a Contract, an average per unit annual administration charge is used based on the $40 Annual Administration Charge. We calculate current yield according to the following formula:

Current Yield =           ((NCS - ES)/UV) (365/7)

Where:

NCS =                      the net change in the value of the Money Market Fund
                          (exclusive of realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses attributable to the hypothetical account for the seven-day period.

UV = the unit value for the first day of the seven-day period.

Effective Yield =         (1+((NCS - ES)/UV))(365/7)-1

Where:

NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities, unrealized appreciation and depreciation and income other than
               investment    income)   for   the   seven-day   period
               attributable  to  a  hypothetical   account  having  a
               balance of one Accumulation Unit.

ES = per unit expenses attributable to the hypothetical account for the seven-day period.


UV =           the unit value for the first day of the seven-day period.


       Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account is lower than the yield for the Money Market Fund. Yield calculations do not take into account the surrender charge that we assess on certain withdrawals and surrender of Account Value.

       The current and effective yields on amounts held in the Money Market Sub-Account normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE

YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and the Money Market Fund's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.


       As of December 31, 2000, the current yield for the Money Market Sub-Account was ____% and the effective yield for the Money Market Sub-Account was ____%.


OTHER VARIABLE SUB-ACCOUNT YIELDS

       We compute the yield by: 1) dividing the net investment income of the Fund attributable to the Variable Sub-Account units less expenses allocated to a Variable Sub-Account for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period; and then 3) compounding that yield for a six-month period; and then 4) multiplying that result by two (2). Expenses allocated to a Variable Sub-Account include the Annual Administration Charge and the Asset-Based Charges. The yield calculation assumes an annual administration charge of $40 per Contract deducted at the end of each Contract Year on the Contract Anniversary. For purposes of calculating the 30-day or one-month yield, we use an average administration cost charge based on the average Account Value in the Variable Sub-Account to determine the amount of the charge attributable to the Variable Sub-Account for the 30-day or one-month period. We calculate the 30-day or one-month yield according to the following formula:

      Yield =             2 x ((((NI - ES)/(U x UV)) + 1)(6)-1)

      Where:

      NI =                net income of the portfolio for the 30-day or one-month period attributable to the Variable
                          Sub-Account's units.

      ES =                expenses  of the  Variable  Sub-Account  for the 30-day or  one-month period.


      U =                 the average number of units outstanding.

      UV =                the unit value at the close (highest) of the last day in the 30-day or one-month period.

                                      SAI-5

       Because of the charges and deductions imposed under the Contracts, the yield for the Variable Sub-Account is lower than the yield for the corresponding Fund.

       The yield on amounts invested in the Variable Sub-Accounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Variable Sub-Account's actual yield is affected by the types and quality of securities held by the corresponding Fund and that Fund's operating expenses.

       Yield calculations do not take into account the surrender charge that is assessed on certain withdrawals and surrenders of Account Value.

AVERAGE ANNUAL TOTAL RETURNS

       From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Variable Sub-Accounts for various periods of time.

       When a Variable Sub-Account or Fund has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Otherwise, average annual total return will be shown from inception of the Variable Sub-Account. Average annual total returns for other periods of time may, from time to time, also be disclosed.


       Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the Surrender Value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.


       We calculate standard average annual total returns using Variable Sub-Account unit values which we calculate on each Business Day based on the performance of the Variable Sub-Account's underlying Fund. The calculation assumes that annual Asset-Based Charges of 1.40% during the first seven Contract Years (decreasing to 1.25% during Contract Years 8 and later) are deducted daily from the Variable Sub-Account. The calculation also assumes that the Annual Administration Charge is $40 per year per Contract deducted at the end of each Contract Year during the first seven Contract Years. For purposes of calculating average annual total return, we use an average per-dollar per-day annual administration charge attributable to the hypothetical account for the period. The calculation also assumes surrender of Account Value at the end of the period for the return quotation. The calculation also assumes surrender of Account Value at the end of the period for the return quotation. We may also include standard average annual total return without the optional benefit charges when we show standard average annual total return with the optional benefit charges. We calculate the total return according to the following formula:



      TR =                (ESV/P)(1/N)-1

      Where:

      TR = the average annual total return for the period.

     ESV = the Surrender Value of the hypothetical account at the end of the period.

      P = a hypothetical initial payment of $1,000.

      N = the number of years in the period.



       We show standard average annual total return for the periods ended December 31, 2000 in the chart below. The total return figures reflect the deduction of all the charges discussed above, and reflects surrender charges because we assume that you make a complete surrender at the end of the time period. We do not reflect the deduction of any charges for the optional benefit riders in the chart below. If we were to deduct the charges for these riders, the performance shown in the chart would be reduced.


     As described under "What Are the Expenses under a Contract - Asset-Based Charges," and Appendix C in the prospectus, as of May 1, 2001, we are changing the way we calculate Asset-Based charges, which is a component of performance calculations. We will now calculate performance information for all periods as if the new methodology for calculating Asset-Based Charges had in been in effect from inception.



FOR THE PERIODS ENDED DECEMBER 31, 2000:

                                                                      SUB-ACCOUNT
                                FUND                                  INCEPTION DATE      ONE YEAR              SINCE INCEPTION
                                ----                                  -------------      -----------------    -----------------
      AIM VARIABLE INSURANCE FUNDS:
            AIM V.I. Government Securities Fund                         3/30/99
            AIM V.I. Growth and Income Fund                            11/12/99
            AIM V.I. International Equity Fund                          3/24/99
            AIM V.I. Value Fund                                         3/24/99
      THE ALGER AMERICAN FUND:

            Alger American MidCap Growth Portfolio                      3/30/99





            Alger American Income and Growth Portfolio                  3/24/99
            Alger American Small Capitalization Portfolio              11/12/99
      LIBERTY VARIABLE INVESTMENT TRUST:
            Colonial High Yield Securities Fund, Variable Series       11/12/99
            Colonial Small Cap Value Fund, Variable Series              3/30/99
            Colonial Strategic Income Fund, Variable Series             3/30/99
            Colonial U.S. Growth and Income Fund, Variable Series       3/30/99
            Liberty All-Star Equity Fund, Variable Series               3/30/99
            Newport Tiger Fund, Variable Series                         3/30/99
            Stein Roe Global Utilities Fund, Variable Series           11/12/99
      STEINROE VARIABLE INVESTMENT TRUST:
            Stein Roe Growth Stock Fund, Variable Series               11/12/99
            Stein Roe Balanced Fund, Variable Series                   11/12/99
      MFS(R) VARIABLE INSURANCE TRUST(SM):
            MFS Growth With Income Series                               3/30/99
            MFS High Income Series                                      3/30/99
            MFS Research Series                                        11/12/99
            MFS Total Return Series                                    11/12/99
            MFS Capital Opportunities Series                           11/12/99
      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
            The Global Equity Portfolio                                 3/24/99
            The Mid Cap Value Portfolio                                 3/30/99
            The Value Portfolio                                        11/12/99
      OPPENHEIMER VARIABLE ACCOUNT FUNDS:
            Oppenheimer Bond Fund/VA                                    3/30/99
            Oppenheimer Capital Appreciation Fund/VA                    3/24/99
            Oppenheimer Small Cap Growth Fund/VA                        3/30/99
      SAGE LIFE INVESTMENT TRUST:
            EAFE(R)Equity Index Fund                                    3/19/99
            S&P 500 Equity Index Fund                                   2/18/99
            Money Market Fund*                                          2/18/99
            Nasdaq-100 Index(R) Fund                                      N/A
            All-Cap Growth Fund                                           N/A
      T. ROWE PRICE EQUITY SERIES, INC.:
            T. Rowe Price Equity Income Portfolio                       3/30/99
            T. Rowe Price Mid-Cap Growth Portfolio                      3/30/99
            T. Rowe Price Personal Strategy Balanced Portfolio         11/12/99



       * Yield more closely reflects current earnings of the Sage Life Investment Trust's Money Market Fund than its total return.



       We may also show non-standard average annual total returns. These returns may be calculated the same way as standard average total returns, except that the annual administrative charge and the surrender charge is not included in the calculations, or they may just show underlying fund fees and expenses. The following chart shows the non-standard average annual compounded total returns for the underlying Funds for the periods ending December 31, 2000. The performance below reflects hypothetical returns based on the actual performance of each underlying Fund. The performance assumes the Sage Variable Annuity was available as of the inception date of the underlying Funds for the periods indicated. The performance assumes the deduction of the Asset-Based Charges, fund management and operating expenses, but does not include any contract level expenses (i.e., transaction expenses and optional rider charges).



FOR THE PERIODS ENDED DECEMBER 31, 2000
                                                                                  AVERAGE ANNUAL COMPOUNDED TOTAL RETURN
                                                                         ---------------------------------------------------------
                                  FUND                                        ONE YEAR           FIVE YEARS         TEN YEARS/
                                                                                                                 SINCE INCEPTION
                                  ----                                   -------------------- ------------------ -----------------
        AIM VARIABLE INSURANCE FUNDS:
              AIM V.I. Government Securities Fund
              AIM V.I. Growth and Income Fund
              AIM V.I. International Equity Fund
              AIM V.I. Value Fund
        THE ALGER AMERICAN FUND:
              Alger American MidCap Growth Portfolio
              Alger American Income and Growth Portfolio
              Alger American Small Capitalization Portfolio
        LIBERTY VARIABLE INVESTMENT TRUST:
              Colonial High Yield  Securities  Fund,  Variable  Series
              Colonial Small Cap Value Fund,  Variable Series
              Colonial  Strategic  Income Fund,  Variable  Series
              Colonial  U.S.  Growth and  Income  Fund, Variable  Series
              Liberty  All-Star  Equity Fund,  Variable  Series
              Newport  Tiger Fund,  Variable  Series
              Stein Roe Global  Utilities Fund, Variable Series
        STEINROE VARIABLE INVESTMENT TRUST:
              Stein Roe Growth Stock Fund, Variable Series
              Stein Roe Balanced Fund, Variable Series
        MFS(R) VARIABLE INSURANCE TRUST(SM):
              MFS Growth With Income Series
              MFS High Income Series
              MFS Research Series
              MFS Total Return Series
              MFS Capital Opportunities Series
        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
              The Global Equity Portfolio
              The Mid Cap Value Portfolio
              The Value Portfolio
        OPPENHEIMER VARIABLE ACCOUNT FUNDS:
              Oppenheimer Bond Fund/VA
              Oppenheimer Capital Appreciation Fund/VA
              Oppenheimer Small Cap Growth Fund/VA
        SAGE LIFE INVESTMENT TRUST:
              EAFE(R)Equity Index Fund*





              S&P 500 Equity Index Fund*
              Money Market Fund**
              Nasdaq-100 Index(R) Fund
              All-Cap Growth Fund
        T. ROWE PRICE EQUITY SERIES, INC.:
              T. Rowe Price Equity Income Portfolio
              T. Rowe Price Mid-Cap Growth Portfolio
              T. Rowe Price Personal Strategy Balanced Portfolio

       * The S&P 500 Equity Index Fund and Money Market Fund commenced operations on February 19, 1999. The EAFE Equity Index Fund commenced operations on March 2, 1999. Total investment return is calculated assuming an initial investment made at net asset value at the


                                      SAI-8


beginning of the period, reinvestment of all distributors at net asset value during the period and redemption on the last day of the period. Total investment return is not annualized.



       ** Yield more closely reflects current earnings of the Sage Life Investment Trust's Money Market Fund than its total return.


OTHER TOTAL RETURNS

       We may disclose cumulative total returns in conjunction with the standard formats described above. We will calculate the cumulative total returns using the following formula:


      CTR =               (ESV/P) - 1

      Where:

      CTR = The cumulative total return for the period.

      ESV = The ending Surrender Value of the hypothetical investment at the end of the period net of recurring charges.

      P = A hypothetical single payment of $1,000.


EFFECT OF THE ANNUAL ADMINISTRATION CHARGE ON PERFORMANCE DATA

       The Contracts provide for a $40 Annual Administration Charge (waived for Contracts with Account Value of at least $50,000, or beginning on and after the eighth Contract Year) that is deducted from the Sub-Accounts proportionately. For purposes of reflecting the Annual Administration Charge in yield and total return quotations, the average Account Value is assumed to be $30,000, so that the annual administration charge is .1333%.

USE OF INDEXES

       From time to time, we may present the performance of certain historical indexes in advertisements or sales literature. We may compare the performance of these indexes to the performance of certain Variable Sub-Accounts or Funds, or we may present without such a comparison.

OTHER INFORMATION

The following is a partial list of those publications which we may note in the Funds' sales literature and/or shareholder materials which contain articles describing investment results or other data relative to one or more of the Variable Sub-Accounts. We also may cite other publications.

Broker World                                            Financial World
Across the Board                                        Advertising Age
American Banker                                         Barron's
Best's Review                                           Business Insurance
Business Month                                          Business Week
Changing Times                                          Consumer Reports
The Economist                                           Financial Planning
Forbes                                                  Fortune
Inc.                                                    Institutional Investor
Insurance Forum                                         Insurance Sales
Insurance Week                                          Journal of Accountancy
Journal of Financial Service Professionals              Journal of Commerce
Life Insurance Selling                                  Life Association News
MarketFacts                                             Manager's Magazine
National Underwriter                                    Money
Morningstar, Inc.                                       Nation's Business
New Choices (formerly 50 Plus)                          The New York Times
Pension World                                           Pensions & Investments
Rough Notes                                             Round the Table
U.S. Banker                                             VARDs
The Wall Street Journal                                 Working Woman


INCOME PAYMENT PROVISIONS

       AMOUNT OF FIXED INCOME PAYMENTS. On the Income Date, the amount you have chosen to apply to provide fixed income payments will be applied under the income plan you have chosen. The monthly income payment factor in effect on the Income Date times that amount and then divided by $1,000 will be the dollar amount of each monthly payment. Each of these payments are guaranteed and remain level throughout the period you selected.

       The monthly income payment factor used to determine the amount of the fixed income payments will not be less than the guaranteed minimum monthly income payment factor shown in your Contract.

     AMOUNT OF VARIABLE INCOME PAYMENTS. These payments will vary in amount. The dollar amount of each payment attributable to each Variable Sub-Account is the number of Income Units for each Variable Sub-Account times the Income Unit value of that Sub-Account. The sum of the dollar amounts for each Variable Sub-Account is the amount of the total variable income payment. We will determine the Income Unit values for each payment no earlier than five Business Days preceding the due date of the variable income payment (except for Income Payment Option 4, which we determine on the due date). We guarantee the payment will not vary due to changes in mortality or expenses.

       INCOME UNITS. On the Income Date, the number of Income Units for an applicable Variable Sub-Account is determined by multiplying (1) by (2), dividing the result by (3), and then dividing that result by (4) where:

       (1)    is the amount you have chosen to allocate to that Variable
              Sub-Account;

       (2)    is the monthly income payment factor for the income plan chosen;

       (3)    is $1,000; and

       (4) is the Income Unit value for the Variable Sub-Account for the Valuation Period ending on that date.

                                     SAI-10

       INCOME UNIT VALUE. We calculate the value of an Income Unit at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. The Income Unit value for a Variable Sub-Account's first Business Day was set at $10. After that, we determine the Income Unit value for every Business Day by multiplying
(a) by (b), and then dividing by (c) where:

       (a) is the Income Unit value for the immediately preceding Valuation Period;

       (b) is the "net investment factor" (as described in the prospectus) for the Variable Sub-Account for the Valuation Period for which the value is being determined; and

       (c) is the daily equivalent of the assumed investment rate that you have selected and that is shown in your Contract for the number of days in the Valuation Period.


                ILLUSTRATION OF CALCULATION OF INCOME UNIT VALUE





1.    Net Investment Factor ........................................................................................1.00022253

2.    Income Unit value for the immediately preceding Valuation
      Period.......................................................................................................10.00000000

3.    Daily equivalent of the assumed investment rate for the number of days in the
      Valuation Period (assuming you select 3%)=(1.03(1/365)).......................................................1.00008099

4.    Income Unit value for current Valuation Period
      [(1) x (2)]/(3)..............................................................................................10.00141533

                    ILLUSTRATION OF VARIABLE INCOME PAYMENTS


1.    Number of Accumulation Units.......................................................................................1,000

2.    Accumulation Unit value.......................................................................................10.0026116

3.    Account Value (1) x (2)........................................................................................10,002.61

4.    Minimum monthly income payment factor per $1,000 applied...........................................................10.50

5.    First monthly variable income payment [(3) x (4)]/$1,000..........................................................105.03

6.    Income Unit value............................................................................................10.00141533

7.    Number of Income Units (5)/(6)..................................................................................10.50151

8.    Assume Income Unit value at the end of the second month is.........................................................10.05

9.    Second monthly variable income payment (7) x (8)..................................................................105.54

10.   Assume Income Unit value at the end of the third month is..........................................................10.10

11.   Third monthly variable income payment (7) x (10)..................................................................106.07

       EXCHANGE OF INCOME UNITS. After the Income Date, if there is an exchange of value of a designated number of Income Units of particular Variable Sub-Accounts into other Income Units, the value will be such that the dollar amount of the income payment made on the date of exchange will be unaffected by the exchange.

SAFEKEEPING OF ACCOUNT ASSETS

       We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our General Account assets and from the assets in any other separate account.

       We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.

       A fidelity bond in the amount of approximately $10 million per occurrence covering the Company's directors, officers, and employees has been issued by Lloyd's of London.

                                     SAI-12

LEGAL MATTERS

       All matters relating to Delaware law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by James F. Bronsdon, the Company's Vice President, Legal and Compliance. _______________________________ has provided advice on certain matters relating to the federal securities laws.

OTHER INFORMATION

       A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

      The financial statements for the Variable Account are provided below. Financial statements of the Company are presented in the Prospectus.

(To be filed by Amendment)



                                     PART C

                                OTHER INFORMATION

ITEM 24.        FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      All required financial statements are included in Part A. Financial statements for The Sage Variable Annuity Account A (the "Variable Account") are included in Part B. (Financial Statements will be filed by Amendment.)

(b)   Exhibits


      (1)(a)              Resolutions of the Board of Directors of Sage Life Assurance of America, Inc.
                          establishing The Sage Variable Annuity Account A.1/

      (2)                 Not Applicable.

      (3)                 Form of Distribution Agreement with Sage Distributors, Inc. and Form of Selling
                          Agreement.2/

      (4)(a)(i)(B)        Amended Form of Individual Contract.3/

               (i)(C)     Second Amended Form of Individual Contract. 15/

              (ii)(B)     Amended Form of Individual Contract with Interest Account.4/

              (ii)(C)     Second Amended Form of Individual Contract with Interest Account. 15/

              (ii)(D)     Third Amended Form of Individual Contract*

             (iii)(B)     Amended Form of Group Contract.3/

             (iii)(C)     Second Amended Form of Group Contract. 15/

              (iv)(B)     Amended Form of Group Certificate.3/

              (iv)(C)     Second Amended Form of Group Certificate. 15/

              (iv)(D)     Third Amended Form of Group Certificate*

            (b)(i)(B)     Amended Form of Individual IRA Rider.3/

              (ii)(B)     Amended Form of Group IRA Rider.3/

             (iii)(B)     Amended Form of Individual SIMPLE IRA Rider.3/

              (iv)(B)     Amended Form of Group SIMPLE IRA Rider.3/

               (v)(A)     Form of Individual Roth IRA Rider.5/

              (vi)(A)     Form of Group Roth IRA Rider.5/

              (vii)       Form of Individual Waiver of Surrender Charge Rider.5/

             (viii)       Form of Group Waiver of Surrender Charge Rider.5/

            (ix)(A)       Form of Individual Accidental Death Benefit Rider.5/






            (ix)(B)       Amended Form of Individual Accidental Death Benefit Rider. 15/

             (x)(A)       Form of Group Accidental Death Benefit Rider.5/

             (x)(B)       Amended Form of Group Accidental Death Benefit Rider. 15/

            (xi)(A)       Form of Individual Enhanced Death Benefit Rider. 17/

            (xi)(B)       Form of Group Enhanced Benefit Rider. 17/

            (xii)(A)      Form of Individual Guaranteed Minimum Income Benefit Rider. 17/

            (xii)(B)      Form of Group Guaranteed Minimum Income Benefit Rider. 17/

           (xiii)(A)      Form of Individual Endorsement re: Application-Confirmation*

           (xiii)(B)      Form of Group Endorsement re: Application-Confirmation*

      (5)    (i) (A)      Form of Individual Contract Application.6/

             (i) (B)      Amended Form of Individual Contract Application*

             (i) (C)      Form of Individual Application-Confirmation*

            (ii) (A)      Form of Group Certificate Application.7/

            (ii) (B)      Amended Form of Group Certificate Application*

            (ii) (C)      Form of Group Application-Confirmation Form*

      (6)(a)              Articles of Incorporation of the Company.8/

         (b)              By-Laws of the Company.8/

      (7)                 Not Applicable.

      (8)(a)(i)           Form of Participation Agreement with AIM Variable Insurance Funds.9/

             (ii)         Form of Participation Agreement with The Alger American Fund.9/

             (iii)        Form of Participation Agreement with Liberty Variable Investment Trust.10/

             (iv)         Form of Participation Agreement with MFS(R) Variable Insurance TrustSM.9/

             (v)          Form of Participation Agreement with Morgan Stanley The Universal
                          Institutional Funds, Inc.10/

             (vi)         Form of Participation Agreement with Oppenheimer Variable Account Funds.10/

             (vii)        Form of Participation Agreement with Sage Life Investment Trust.9/

             (viii)       Form of Participation Agreement with SteinRoe Variable Investment Trust.10/





             (ix)         Form of Participation Agreement with T. Rowe Price Equity Series, Inc.10/

         (b)              Form of Services Agreement with Financial Administration Services, Inc.10/

      (9)                 Opinion and Consent of James F. Bronsdon. (To be filed by Amendment)

      (10)                Consent of  ___________________ (To be filed by Amendment)

      (11)                Not Applicable.

      (12)                Not Applicable.

      (13)                Not Applicable.

      (14)(a)             Power of Attorney for Paul C. Meyer.11/

      (14)(b)             Power of Attorney for Ronald S. Scowby.12/

      (14)(c)             Power of Attorney for Richard D. Starr.12/

      (14)(d)             Power of Attorney for H. Louis Shill.13/

      (14)(e)             Power of Attorney for Mitchell R. Katcher.*

      (14)(f)             Power of Attorney for Robin I. Marsden.*

      (14)(g)             Power of Attorney for Paul C. Meyer, Ronald S. Scowby, Richard D. Starr, H.
                          Louis Shill and Meyer Feldberg.16/

      (14)(h)             Power of Attorney for John A. Benning.*


- -----------------------
* Filed herewith.
(1) This exhibit was previously filed in Exhibit 1 to the Registration Statement on Form N-4 dated December 24, 1997 (File No. 333-43329) and is incorporated herein by reference.

(2) This exhibit was previously filed in Exhibit No. 3 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43329) dated December 31, 1998, and is incorporated herein by reference.

(3) This exhibit was previously filed in Exhibit No. 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43329) dated December 31, 1998, and is incorporated herein by reference.


(4) This exhibit was previously filed in Exhibit No. 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43329) dated January 28, 1999, and is incorporated herein by reference.

(5) This exhibit was previously filed in Exhibit No. 4 to the Registration Statement on Form N-4 (File No. 333-43329) dated December 24, 1997, and is incorporated herein by reference.

(6) This exhibit was previously filed in Exhibit No. 5 to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated December 31, 1998, and is incorporated herein by reference.

(7) This exhibit was previously filed in Exhibit No. 5 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated December 24, 1997, and is incorporated herein by reference.

(8) This exhibit was previously filed in Exhibit No. 6 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated December 24, 1997, and is incorporated herein by reference.

(9) This exhibit was previously filed in Exhibit No. 8 to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated December 31, 1998, and is incorporated herein by reference.

(10) This exhibit was previously filed in Exhibit No. 8 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-43329) dated January 28, 1999, and is incorporated herein by reference.

(11) This exhibit was previously filed in Exhibit No. 14 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-44751) dated January 12, 1999, and is incorporated herein by reference.

(12) This exhibit was previously filed in Exhibit No. 14 to Pre-Effective Amendment No. 2 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated January 28, 1999, and is incorporated herein by reference.

(13) This exhibit was previously filed in Exhibit No. 14 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-44751) dated February 10, 1999, and is incorporated herein by reference.

(14) This exhibit was previously filed in Exhibit No. 14 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43329) dated February 26, 1999, and is incorporated herein by reference.

(15) This exhibit was previously filed in Exhibit No. 4 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-43329) dated February 29, 2000, and is incorporated herein by reference.

(16) This exhibit was previously filed in Exhibit No. 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-43329) dated February 29, 1999, and is incorporated herein by reference.

(17) This exhibit was previously filed in Exhibit No. 4 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-43329) dated June 27, 2000, and is incorporated herein by reference.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

           Incorporated herein by reference to the section titled "Directors and Executive Officers" of the Prospectus filed as Part A of this Registration Statement.

ITEM 26.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
           DEPOSITOR OR REGISTRANT


           The registrant is a segregated asset account of the Company and therefore is owned and controlled by the Company. The Company is a stock life insurance company of which all the voting securities are owned by Sage Life Holdings of America, Inc., a Delaware corporation, ("Sage Life Holdings"), 90.1% of the voting securities of which are owned by Sage Insurance Group Inc., a Delaware corporation. (The Company in turn owns all of the voting securities of Sage Life Assurance Company of New York, a New York domiciled company which is pursuing a license to conduct insurance business in that state.) The remaining voting securities are owned by Life Reassurance Corporation of America. In addition to Sage Life Holdings, Sage Insurance Group also owns all of the voting securities of Sage Distributors, Inc. (a broker-dealer), Sage Advisors, Inc. (a registered investment adviser), and Finplan Holdings, Inc. (a financing company), all of which are Delaware corporations, and Sage Re (Bermuda) Ltd. (an insurer), a Bermudian corporation. All the voting securities of Sage Insurance Group Inc. are owned by Sage Insurance Holdings, Inc, a Delaware corporation. Sage Insurance Holdings, Inc. is a wholly owned subsidiary of Sage Holdings
(USA), Inc., a Delaware corporation. (Sage Holdings (USA), Inc. also owns all of the voting securities of Sage Properties (USA), Inc., a Virginia corporation whose principal assets are real estate.) Sage Holdings (USA), Inc. is a wholly owned subsidiary of Sage Life Holdings Limited, a South African corporation. The nature of the business of the companies listed above is insurance and financial services. Sage Life Holdings is 100% owned by Sage Group Limited, a South African corporation that is the ultimate holding company. Sage Group Limited is a controlling company operating in life insurance, mutual funds and investment management. Various companies and other entities controlled by Sage Group Limited may be considered to be under common control with the registrant or the Company. Such other companies and entities and the nature of their businesses are set forth below. These companies are incorporated in South Africa and are wholly owned subsidiaries unless otherwise noted.


           Sage Life Holdings was formed pursuant to a letter of intent between Sage Group Limited and Swiss Re Life and Health America, Inc. ("Swiss Re").

Swiss Re's ultimate parent company is Swiss Reinsurance Company, Switzerland, one of the world's largest life and health reinsurance groups. Under the letter of intent, Swiss Re through its affiliate, Life Reassurance Corporation of America, made an equity investment into Sage Life Holdings. The arrangements contemplated by the letter of intent may be subject to regulatory approval.


                                 DIRECT AND INDIRECT SUBSIDIARIES OF SAGE GROUP LIMITED

                                 ------------------------------------------------------
COMPANY NAME                                                                       PRINCIPAL BUSINESS
Bentley Office Park (Pty) Ltd                                                      Property development & investment
Blackreef Properties (Pty) Ltd                                                     Property holding
Edenston Properties (Pty) Ltd                                                      Property development
Educational Information Services (Pty) Ltd                                         Publishing
Ensiklopedie Afrikana (Edms) Beperk                                                Publishing
Estromin Properties & Investments (Pty) Ltd                                        Property investment
Everest Construction (Pty) Ltd                                                     Construction
FPS (South Vaal) Investments (Pty) Ltd                                             Property investment
FPS (Vaal) Investments (Pty) Ltd                                                   Investment holding
FPS Investment Holdings Ltd                                                        Investment holding
FPS Investments (Pty) Ltd                                                          Investment holding
FPS Ltd                                                                            Investment consultants
Fraser Street Registrars (Pty) Ltd                                                 Transfer secretaries
Hatfield Primary Square (Pty) Ltd.                                                 Property investment
Hatfield Properties (Block A) (Pty) Ltd                                            Property investment
Hatfield Properties (Block C) (Pty) Ltd                                            Property investment
Hatfield Properties (Block D) (Pty) Ltd                                            Property investment
Highrise Home Investments (Pty) Ltd                                                Property investment
Home Mortgage Investments (Pty) Ltd (50% owner)                                    Financing
J van Streepen (Kempton Park) (Pty) Ltd (51% owner)                                Property development
Kemparkto (Pty) Ltd                                                                Property investment & development
Lakeview Management Properties (Pty) Ltd (75% owner)                               Property management
Marlands Flats (Pty) Ltd                                                           Property holding
Meumann & Heyneke (Pty) Ltd                                                        Retail merchants
Nedrep Investments Ltd                                                             Investment holding
New Smal Construction Co. (Pty) Ltd                                                Construction
Palmiet Townships (Pty) Ltd                                                        Property development
R/E 105 Rosebank (Pty) Ltd                                                         Investment holding
Residential Mortgage Investments (Pty) Ltd                                         Financing
S A Cultural Holdings (Pty) Ltd                                                    Investment
S A Kultuur Beleggings (Edms) Beperk                                               Investment
S.B. Plant Hire (Pty) Ltd                                                          Plant hire
SACI Finance (Pty) Ltd                                                             Finance company
Sage Structured Options (Eight) (Pty) Ltd                                          Investment holding
Sage Structured Options (Five) (Pty) Ltd                                           Investment holding
Sage Structured Options (Four) (Pty) Ltd                                           Investment holding
Sage Structured Options (Nine) (Pty) Ltd                                           Investment holding





Sage Structured Options (One) (Pty) Ltd                                            Investment holding
Sage Structured Options (Seven) (Pty) Ltd                                          Investment holding
Sage Structured Options (Six) (Pty) Ltd                                            Investment holding
Sage Structured Options (Three) (Pty) Ltd                                          Investment holding
Sage Structured Options (Two) (Pty) Ltd                                            Investment holding
Sage Centre (Pty) Ltd                                                              Investment holding
Sage Consulting Services (Pty) Ltd                                                 Consulting, financial, administrative,
                                                                                      and management services
Sage Corporate Services (Pty) Ltd                                                  Investment holding
Sage Family Benefits (Pty) Ltd                                                     Insurance consultants
Sage Holdings Ltd                                                                  Financial, investment & management
Sage Investment Trust Ltd                                                          Insurance & investment
Sage Land Finance (Pty) Ltd                                                        Financiers
Sage Land Holdings (Pty) Ltd                                                       Investment holding
Sage Library Gardens Ltd                                                           Investment holding
Sage Life Holdings Ltd                                                             Investment holding
Sage Life Ltd                                                                      Life insurance
Sage Management Services (Pty) Ltd                                                 Management
Sage Parking (Pty) Ltd                                                             Own & operate parking garages
Sage Personal Investment Marketing (Pty) Ltd                                       Investment consultants
Sage Properties (549 Sandown) (Pty) Ltd                                            Property holding
Sage Properties (Menlyn) (Pty) Ltd                                                 Property investment
Sage Properties (Rivonia Four) (Pty) Ltd                                           Property holding
Sage Properties (Sunnyside) (Pty) Ltd                                              Property holding
Sage Properties Ltd                                                                Investment holding
Sage Property Holdings Ltd                                                         Property holding
Sage Property Management Services (Pty) Ltd                                        Property management
Sage Property Trust Managers, Ltd. (77.2% owner)                                   Management of unit trusts
Sage Schachat Developments (Pty) Ltd                                               Builders
Sage Schachat Ltd                                                                  Investment holding
Sage Selections (Pty) Ltd                                                          Investment
Sage Specialized Insurances Ltd                                                    Short term insurance
Sage Strategic Investments (Pty) Ltd                                               Investment holding
Sage Strategic Services (Pty) Ltd.                                                 Consulting, financial, administrative
                                                                                      and management services
Sage Trustees (Pty) Ltd                                                            Trustees
Sage Unit Trusts Ltd                                                               Management of unit trusts
Sagemed (Pty) Ltd                                                                  Health & medical insurance
SAK Holdings (Pty) Ltd                                                             Investment holding
Sandhurst Properties (Block A) (Pty) Ltd                                           Property investment & management
Sandhurst Properties (Block C) (Pty) Ltd                                           Property investment & management
Sandhurst Properties (Block D) (Pty) Ltd                                           Property investment & management
Sandhurst Properties (Block E) (Pty) Ltd                                           Property investment & management
Sandhurst Properties (Block F) (Pty) Ltd                                           Property investment & management
Sandhurst Properties (Block G) (Pty) Ltd                                           Property investment & management
Sandown Development Holdings (Pty) Ltd                                             Property holding
Sandown Developments (Pty) Ltd                                                     Property development
Schachat Ciskei (Pty) Ltd                                                          Property development
Schachat Construction (Pty) Ltd                                                    Construction
Schachat Cullum (Pty) Ltd                                                          Property development & management
Schachat Finance Company (Pty) Ltd                                                 Financiers
Schachat Land Resources (Pty) Ltd                                                  Investment holding





Schachat Natal (Pty) Ltd                                                           Farming & other
Schalab Townships (Pty) Ltd (51% owner)                                            Property development
Sectional Title (Pty) Ltd                                                          Property development
SLR Land Development (Pty) Ltd                                                     Building contractors
SMH Land Development (Pty) Ltd                                                     Property investment
SPTM Holdings (Pty) Ltd                                                            Investment holding
SSI Securities (Pty) Ltd                                                           Financiers
Stonehouse Investments (Pty) Ltd                                                   Property investment
Sunnyside Erf 26 (Block D) (Pty) Ltd                                               Property investment & management
Table Classics (Pty) Ltd                                                           Deal in tableware products
The Gold Jewellery Corporation (Pty) Ltd                                           Manufacture & sale of coins & jewelry
Townhomes (Pty) Ltd                                                                Building contractors
Von Brandis Square Development Co. (Pty) Ltd                                       Property development
Witch Construction Company (Pty) Ltd                                               Property investment & development
Witch Construction Company (Transvaal) (Pty) Ltd                                   Property investment & development
Sage International B.V. (Netherlands corporation)                                  Holding
Sage International Assets Ltd (BVI corporation)                                    Holding
Sage Management Services (USA), Inc.
   (New York corporation)                                                          Management services

ITEM 27.  NUMBER OF CONTRACT OWNERS

       As of December 31, 2000, there were 77 Non-Qualified Contracts and 45 Qualified Contracts in force.


ITEM 28.  INDEMNIFICATION


           Sage Life's Articles of Incorporation provide that a director of the Company shall not be personally liable to the Company or its stockholders for monetary damages for breach of fiduciary duty as a director, except that (i) for any breach of the director's duty of loyalty to the Company or its stockholders,
(ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any personal benefit. Notwithstanding the foregoing, the Articles provide that if the Delaware General Corporation Law is amended to authorize further limitations of the liability of a director or a corporation, then a director of the Company, in addition to circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as amended.

           Sage Life's Bylaws provide that the Company shall indemnify its officers, directors, employees and agents to the extent permitted by the General Corporation Law of Delaware.

           Further, Section 145 of Delaware General Corporation Law provides that a corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had a reasonable cause to believe that his conduct was not unlawful.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

           (a) Sage Distributors, Inc. ("Sage Distributors") is the registrant's principal underwriter. Sage Distributors is also the principal underwriter for the following other investment companies:

           The Sage Variable Life Account A
           Sage Life Investment Trust

           (b)  Officers and Directors of Sage Distributors

           The principal business address of all of the persons listed below is 300 Atlantic Street, Stamford, CT 06901.


Name and Principal Business Address       Positions and Offices With Sage Distributors
- -----------------------------------       --------------------------------------------
Robin I. Marsden                          Director

Mitchell R. Katcher                       Director

Lincoln B. Yersin                         President and Chief Executive Officer

James F. Bronsdon                         Chief Compliance Officer, Chief Legal Officer

James F. Renz                             Chief Financial Officer, Treasurer, Assistant Secretary


ITEM 30.  LOCATION OF BOOKS AND RECORDS

           All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained at our Customer Service Center.

ITEM 31.  MANAGEMENT SERVICES

           All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

                (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

                (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a Statement of Additional Information.

           Additional Information.

                (c) The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

                (d)  The Company  represents that the fees and charges under the

                     Contracts, in the aggregate,  are reasonable in relation to
                     the  services   rendered,   the  expenses  expected  to  be
                     incurred, and the risks assumed by the Company.


                                   SIGNATURES



           As required by the Securities Act of 1933, and the Investment Company Act of 1940, the registrant has caused this Registration Statement to be signed on its behalf, in the City of Stamford, in the State of Connecticut, on this 6th day of March, 2001.


                                     The Sage Variable Annuity Account A
                                     (Registrant)

                                     By:  Sage Life Assurance of America, Inc.




                                     By: /s/ROBIN I. MARSDEN
                                         --------------------






                                     By: Sage Life Assurance of America, Inc.
                                    (Depositor)




                                     By: /s/ROBIN I. MARSDEN
                                        -------------------------






           As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




           Signature                                     Title                               Date
           ---------                                ----------------               -----------------------
           /s/ Ronald S. Scowby*                    Chairman                             3-6-2001
           ----------------------
           Ronald S. Scowby


           /s/ H. Louis Shill*                      Director                             3-6-2001
           -----------------------
           H. Louis Shill


           /s/ Paul C. Meyer*                       Director                             3-6-2001
           ----------------------
           Paul C. Meyer


           /s/ Richard D. Starr*                    Director                             3-6-2001
           -----------------------
           Richard D. Starr


           /s/ Mitchell R. Katcher*                 Director,                            3-6-2001
           ------------------------                 Senior Executive Vice
           Mitchell R. Katcher                      President, Chief Actuary


           /s/ Meyer Feldberg*                      Director                             3-6-2001
           --------------------
           Meyer Feldberg


           /s/ John A. Benning*                     Director                             3-6-2001
           --------------------
           John A. Benning

          /s/ Robin I. Marsden                      Director, President and              3-6-2001
          ---------------------                     Chief Executive Officer
          Robin I. Marsden


*By: /s/Robin I. Marsden
     ------------------------
     Robin I. Marsden

As Attorney-In-Fact pursuant to a Power of Attorney dated below.



Director                       Date
- --------                       ----

Meyer Feldberg                 February 28, 2000
Ronald S. Scowby               February 24, 2000
H. Louis Shill                 February 25, 2000
Paul C. Meyer                  February 23, 2000
Richard D. Starr               February 25, 2000
Robin I. Marsden               February 28, 2000
John A. Benning                July 31, 2000
Mitchell R. Katcher            February 25, 2000





                                  EXHIBIT INDEX

EX-99.B4.a.ii.D     Third Amended Form of Individual Contract

EX-99.B4.a.iv.D     Third Amended Form of Group Certificate

EX-99.B4.b.xiii.A   Form of Individual Endorsement re: Application-Confirmation

EX-99.B4.b.xiii.B   Form of Group Endorsement re: Application-Confirmation

EX-99.B5.i.B        Amended Form of Individual Contract Application

EX-99.B5.i.C        Form of Individual Application-Confirmation

EX-99.B5.ii.B       Amended Form of Group Certificate Application

EX-99.B5.ii.C       Form of Group Application-Confirmation Form

EX-99.B14.e.        Power of Attorney for Mitchell R. Katcher

EX-99.B14.f.        Power of Attorney for Robin I. Marsden

EX-99.B14.h.        Power of Attorney for John A. Benning
